UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:
877-6LM-FUND/656-3863

Date of fiscal year end: July 31

Date of reporting period: July 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Western Asset Income Fund
Class A [SDSAX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Western Asset Income Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$96	0.92%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class A shares of Western Asset Income Fund returned 8.19%. The Fund compares its performance to the Bloomberg U.S. Universal Index, which returned 5.72% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	In aggregate, duration and yield curve positioning
↑	High-yield corporate credit exposure
↑	Structured products, mainly collateralized loan obligations and non-agency residential mortgage-backed securities

Top detractors from performance:
↓	Local emerging markets sovereign currency and rates exposures, mainly in Brazil and Mexico
Use of derivatives and the impact on performance:
The Fund used various derivative instruments during the reporting period, which in aggregate detracted from performance.
Instruments detracting from performance - interest rate  futures, options and swaps used to  manage duration and yield curve  exposure. Currency derivatives,  including forward foreign currency contracts and options which were utilized to express positive or  negative views on various developed and  emerging market currencies; positions  were used both as outright expressions of a  market view and as part of the Fund’s hedging  program. Equity index options, utilized primarily for hedging purposes. Total return swaps used to gain exposure to emerging markets.
Instruments slightly contributing to performance - single-name credit default swaps,  high-yield index swaps  (CDX) and options on high-yield and investment-grade CDX used to manage corporate exposure.
Western Asset Income Fund	PAGE 1	7175-ATSR-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,575 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class A	8.19	1.57	2.52
Class A (with sales charge)	4.06	0.70	2.08
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
Bloomberg U.S. Universal Index	5.72	0.50	1.89
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022, reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$1,177,108,812
Total Number of Portfolio Holdings*	686
Total Management Fee Paid	$5,933,509
Portfolio Turnover Rate	66%
*	Does not include derivatives, except purchased options, if any.
Western Asset Income Fund	PAGE 2	7175-ATSR-0924

WHAT DID THE FUND INVEST IN?  (as of July 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Mark S. Lindbloom, Annabel Rudebeck, Rafael Zielonka and Ryan Kohan.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at   877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Income Fund	PAGE 3	7175-ATSR-0924

Western Asset Income Fund
Class C [LWSIX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Western Asset Income Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$172	1.66%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class C shares of Western Asset Income Fund returned 7.20%. The Fund compares its performance to the Bloomberg U.S. Universal Index, which returned 5.72% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	In aggregate, duration and yield curve positioning
↑	High-yield corporate credit exposure
↑	Structured products, mainly collateralized loan obligations and non-agency residential mortgage-backed securities

Top detractors from performance:
↓	Local emerging markets sovereign currency and rates exposures, mainly in Brazil and Mexico
Use of derivatives and the impact on performance:
The Fund used various derivative instruments during the reporting period, which in aggregate detracted from performance.
Instruments detracting from performance - interest rate  futures, options and swaps used to  manage duration and yield curve  exposure. Currency derivatives,  including forward foreign currency contracts and options which were utilized to express positive or  negative views on various developed and  emerging market currencies; positions  were used both as outright expressions of a  market view and as part of the Fund’s hedging  program. Equity index options, utilized primarily for hedging purposes. Total return swaps used to gain exposure to emerging markets.
Instruments slightly contributing to performance - single-name credit default swaps,  high-yield index swaps  (CDX) and options on high-yield and investment-grade CDX used to manage corporate exposure.
Western Asset Income Fund	PAGE 1	7064-ATSR-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class C	7.20	0.79	1.77
Class C (with sales charge)	6.20	0.79	1.77
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
Bloomberg U.S. Universal Index	5.72	0.50	1.89
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$1,177,108,812
Total Number of Portfolio Holdings*	686
Total Management Fee Paid	$5,933,509
Portfolio Turnover Rate	66%
*	Does not include derivatives, except purchased options, if any.
Western Asset Income Fund	PAGE 2	7064-ATSR-0924

WHAT DID THE FUND INVEST IN?  (as of July 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Mark S. Lindbloom, Annabel Rudebeck, Rafael Zielonka and Ryan Kohan.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at   877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Income Fund	PAGE 3	7064-ATSR-0924

Western Asset Income Fund
Class C1 [SDSIX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Western Asset Income Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$142	1.37%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class C1 shares of Western Asset Income Fund returned 7.71%. The Fund compares its performance to the Bloomberg U.S. Universal Index, which returned 5.72% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	In aggregate, duration and yield curve positioning
↑	High-yield corporate credit exposure
↑	Structured products, mainly collateralized loan obligations and non-agency residential mortgage-backed securities

Top detractors from performance:
↓	Local emerging markets sovereign currency and rates exposures, mainly in Brazil and Mexico
Use of derivatives and the impact on performance:
The Fund used various derivative instruments during the reporting period, which in aggregate detracted from performance.
Instruments detracting from performance - interest rate  futures, options and swaps used to  manage duration and yield curve  exposure. Currency derivatives,  including forward foreign currency contracts and options which were utilized to express positive or  negative views on various developed and  emerging market currencies; positions  were used both as outright expressions of a  market view and as part of the Fund’s hedging  program. Equity index options, utilized primarily for hedging purposes. Total return swaps used to gain exposure to emerging markets.
Instruments slightly contributing to performance - single-name credit default swaps,  high-yield index swaps  (CDX) and options on high-yield and investment-grade CDX used to manage corporate exposure.
Western Asset Income Fund	PAGE 1	7211-ATSR-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C1 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class C1	7.71	1.15	2.11
Class C1 (with sales charge)	6.71	1.15	2.11
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
Bloomberg U.S. Universal Index	5.72	0.50	1.89
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$1,177,108,812
Total Number of Portfolio Holdings*	686
Total Management Fee Paid	$5,933,509
Portfolio Turnover Rate	66%
*	Does not include derivatives, except purchased options, if any.
Western Asset Income Fund	PAGE 2	7211-ATSR-0924

WHAT DID THE FUND INVEST IN?  (as of July 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Mark S. Lindbloom, Annabel Rudebeck, Rafael Zielonka and Ryan Kohan.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at   877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Income Fund	PAGE 3	7211-ATSR-0924

Western Asset Income Fund
Class I [SDSYX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Western Asset Income Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$67	0.64%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class I shares of Western Asset Income Fund returned 8.50%. The Fund compares its performance to the Bloomberg U.S. Universal Index, which returned 5.72% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	In aggregate, duration and yield curve positioning
↑	High-yield corporate credit exposure
↑	Structured products, mainly collateralized loan obligations and non-agency residential mortgage-backed securities

Top detractors from performance:
↓	Local emerging markets sovereign currency and rates exposures, mainly in Brazil and Mexico
Use of derivatives and the impact on performance:
The Fund used various derivative instruments during the reporting period, which in aggregate detracted from performance.
Instruments detracting from performance - interest rate  futures, options and swaps used to  manage duration and yield curve  exposure. Currency derivatives,  including forward foreign currency contracts and options which were utilized to express positive or  negative views on various developed and  emerging market currencies; positions  were used both as outright expressions of a  market view and as part of the Fund’s hedging  program. Equity index options, utilized primarily for hedging purposes. Total return swaps used to gain exposure to emerging markets.
Instruments slightly contributing to performance - single-name credit default swaps,  high-yield index swaps  (CDX) and options on high-yield and investment-grade CDX used to manage corporate exposure.
Western Asset Income Fund	PAGE 1	7456-ATSR-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class I	8.50	1.85	2.83
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
Bloomberg U.S. Universal Index	5.72	0.50	1.89
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$1,177,108,812
Total Number of Portfolio Holdings*	686
Total Management Fee Paid	$5,933,509
Portfolio Turnover Rate	66%
*	Does not include derivatives, except purchased options, if any.
Western Asset Income Fund	PAGE 2	7456-ATSR-0924

WHAT DID THE FUND INVEST IN?  (as of July 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Mark S. Lindbloom, Annabel Rudebeck, Rafael Zielonka and Ryan Kohan.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at   877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Income Fund	PAGE 3	7456-ATSR-0924

Western Asset Income Fund
Class IS [WAGIX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Western Asset Income Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$56	0.54%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class IS shares of Western Asset Income Fund returned 8.39%. The Fund compares its performance to the Bloomberg U.S. Universal Index, which returned 5.72% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	In aggregate, duration and yield curve positioning
↑	High-yield corporate credit exposure
↑	Structured products, mainly collateralized loan obligations and non-agency residential mortgage-backed securities

Top detractors from performance:
↓	Local emerging markets sovereign currency and rates exposures, mainly in Brazil and Mexico
Use of derivatives and the impact on performance:
The Fund used various derivative instruments during the reporting period, which in aggregate detracted from performance.
Instruments detracting from performance - interest rate  futures, options and swaps used to  manage duration and yield curve  exposure. Currency derivatives,  including forward foreign currency contracts and options which were utilized to express positive or  negative views on various developed and  emerging market currencies; positions  were used both as outright expressions of a  market view and as part of the Fund’s hedging  program. Equity index options, utilized primarily for hedging purposes. Total return swaps used to gain exposure to emerging markets.
Instruments slightly contributing to performance - single-name credit default swaps,  high-yield index swaps  (CDX) and options on high-yield and investment-grade CDX used to manage corporate exposure.
Western Asset Income Fund	PAGE 1	7154-ATSR-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 10/23/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	Since Inception (10/23/2014)
Class IS	8.39	1.91	2.99
Bloomberg U.S. Aggregate Index	5.10	0.19	1.45
Bloomberg U.S. Universal Index	5.72	0.50	1.79
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$1,177,108,812
Total Number of Portfolio Holdings*	686
Total Management Fee Paid	$5,933,509
Portfolio Turnover Rate	66%
*	Does not include derivatives, except purchased options, if any.
Western Asset Income Fund	PAGE 2	7154-ATSR-0924

WHAT DID THE FUND INVEST IN?  (as of July 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Mark S. Lindbloom, Annabel Rudebeck, Rafael Zielonka and Ryan Kohan.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at   877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Income Fund	PAGE 3	7154-ATSR-0924

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Robert Abeles, Jr., possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify an “audit committee financial expert,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial expert. Mr. Abeles, Jr. is an “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit-Related Fees. The aggregate fees billed in the last two fiscal years ending July 31, 2023 and July 31, 2024 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $134,336 in July 31, 2023 and $134,336 in July 31, 2024.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in July 31, 2023 and $0 in July 31, 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $29,750 in July 31, 2023 and $29,750 in July 31, 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Income Trust, were $0 in July 31, 2023 and $0 in July 31, 2024.

All Other Fees. There were no other non-audit services rendered by the Auditor to Franklin Templeton Fund Adviser, LLC (“FTFA”), and any entity controlling, controlled by or under common control with FTFA that provided ongoing services to Legg Mason Partners Income Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by FTFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Income Trust, FTFA and any entity controlling, controlled by, or under common control with FTFA that provides ongoing services to Legg Mason Partners Income Trust during the reporting period were $350,359 in July 31, 2023 and $342,635 in July 31, 2024.

(h) Yes. Legg Mason Partners Income Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Income Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

	a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson

Avedick B. Poladian

William E.B. Siart

Jaynie M. Studenmund

Peter J. Taylor

	b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Income Fund
Financial Statements and Other Important Information
Annual  | July 31, 2024

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
July 31, 2024
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 39.2%
Communication Services — 4.7%
Diversified Telecommunication Services — 0.8%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	3,000,000	$2,280,394 (a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	3,610,000	1,355,613 (a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	3,310,000	2,324,779 (a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	1,670,000	1,176,478 (a)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	266,000	267,309 (a)
Turk Telekomunikasyon AS, Senior Notes	7.375%	5/20/29	2,800,000	2,822,225 (a)
Total Diversified Telecommunication Services				10,226,798
Entertainment — 0.5%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	3,120,000	1,297,247 (a)
AMC Entertainment Holdings Inc., Senior Notes	5.750%	6/15/25	580,000	560,622
AMC Entertainment Holdings Inc., Senior Secured Notes	7.500%	2/15/29	1,140,000	832,559 (a)
Nexstar Media Inc., Senior Notes	5.625%	7/15/27	2,960,000	2,873,419 (a)
Total Entertainment				5,563,847
Interactive Media & Services — 0.1%
Ziff Davis Inc., Senior Notes	4.625%	10/15/30	1,740,000	1,570,837 (a)
Media — 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	3,560,000	3,031,779 (a)
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	5.125%	8/15/27	3,190,000	3,093,106 (a)
DirecTV Financing LLC, Senior Secured Notes	8.875%	2/1/30	250,000	250,547 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	907,000	874,118 (a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	4,180,000	3,902,642
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	370,000	308,674 (a)
See Notes to Financial Statements.
Western Asset Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
July 31, 2024
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,950,000	$1,435,001 (a)
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	2,380,000	2,383,853 (a)
Gray Television Inc., Senior Notes	7.000%	5/15/27	1,000,000	969,008 (a)
Historic TW Inc., Senior Notes	8.300%	1/15/36	2,340,000	2,550,488
iHeartCommunications Inc., Senior Secured Notes	6.375%	5/1/26	500,000	423,202
McClatchy Co. LLC, Secured Notes (11.000% Cash or 12.500% PIK)	11.000%	7/15/27	1,474,703	1,612,956 (a)(b)
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	1,320,000	1,308,086
Total Media				22,143,460
Professional Services — 0.1%
ZipRecruiter Inc., Senior Notes	5.000%	1/15/30	1,370,000	1,200,009 (a)
Wireless Telecommunication Services — 1.3%
CSC Holdings LLC, Senior Notes	5.500%	4/15/27	2,600,000	2,176,346 (a)
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	1,650,000	1,311,637 (a)
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	8,900,000	8,051,068 (a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	200,000	138,673 (a)
Millicom International Cellular SA, Senior Notes	6.250%	3/25/29	1,044,000	1,021,785 (a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	1,152,000	1,012,822 (a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	1,470,000	1,263,994 (a)
Total Wireless Telecommunication Services				14,976,325

Total Communication Services				55,681,276
Consumer Discretionary — 7.1%
Automobile Components — 0.1%
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	1,400,000	1,448,395 (a)
Automobiles — 1.2%
Ford Motor Co., Senior Notes	3.250%	2/12/32	1,310,000	1,100,127
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	970,000	849,973
Mclaren Finance PLC, Senior Secured Notes	7.500%	8/1/26	4,510,000	3,960,908 (a)
See Notes to Financial Statements.

Western Asset Income Fund 2024 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Automobiles — continued
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	4,130,000	$4,243,476 (a)
Winnebago Industries Inc., Senior Secured Notes	6.250%	7/15/28	3,856,000	3,826,108 (a)
Total Automobiles				13,980,592
Broadline Retail — 0.5%
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	930,000	1,010,768 (a)
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	2,560,000	2,230,315
Prosus NV, Senior Notes	3.061%	7/13/31	3,010,000	2,523,772 (a)
Total Broadline Retail				5,764,855
Distributors — 0.6%
Accelerate360 Holdings LLC, Secured Notes	8.000%	3/1/28	5,203,050	5,418,456 (a)
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	1,758,832	1,974,289 (a)(b)
Total Distributors				7,392,745
Diversified Consumer Services — 0.3%
Carriage Services Inc., Senior Notes	4.250%	5/15/29	1,400,000	1,269,512 (a)
Co-operative Group Holdings 2011 Ltd., Senior Notes	7.500%	7/8/26	1,650,000 GBP	2,150,854 (c)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	1,770,000	635,545 (a)
Total Diversified Consumer Services				4,055,911
Hotels, Restaurants & Leisure — 3.0%
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	1,100,000	1,115,204 (a)
Carnival Corp., Senior Notes	5.750%	3/1/27	1,360,000	1,354,069 (a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	1,450,000	1,568,416 (a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	3,710,000	3,655,055 (a)
Melco Resorts Finance Ltd., Senior Notes	4.875%	6/6/25	1,500,000	1,476,584 (a)
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	1,440,000	1,434,922 (a)
Mohegan Tribal Gaming Authority, Secured Notes	8.000%	2/1/26	1,380,000	1,293,750 (a)
See Notes to Financial Statements.
Western Asset Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
July 31, 2024
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	1,500,000	$1,494,233 (a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	980,000	1,042,437 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	2,000,000	1,992,266 (a)
Royal Caribbean Cruises Ltd., Senior Notes	9.250%	1/15/29	590,000	631,036 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	850,000	867,358 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	2,060,000	2,076,075 (a)(d)
Royal Caribbean Cruises Ltd., Senior Secured Notes	8.250%	1/15/29	710,000	751,562 (a)
Saga PLC, Senior Notes	5.500%	7/15/26	1,200,000 GBP	1,463,213 (c)
Sands China Ltd., Senior Notes	5.125%	8/8/25	600,000	596,081
Sands China Ltd., Senior Notes	2.300%	3/8/27	450,000	413,436
Sands China Ltd., Senior Notes	5.400%	8/8/28	1,000,000	986,199
Sands China Ltd., Senior Notes	2.850%	3/8/29	730,000	644,170
Sands China Ltd., Senior Notes	3.250%	8/8/31	210,000	177,826
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	160,000	159,175 (a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	3,220,000	3,513,252 (a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	880,000	859,405 (a)
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	2,490,000 GBP	2,750,988 (a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	1,140,000	1,136,779 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	1,500,000	1,564,629 (a)
Total Hotels, Restaurants & Leisure				35,018,120
Household Durables — 0.4%
Newell Brands Inc., Senior Notes	5.700%	4/1/26	3,000,000	2,995,157
TopBuild Corp., Senior Notes	3.625%	3/15/29	1,400,000	1,289,923 (a)
Total Household Durables				4,285,080
Specialty Retail — 1.0%
Doman Building Materials Group Ltd., Senior Notes	5.250%	5/15/26	1,560,000 CAD	1,111,542 (a)
FirstCash Inc., Senior Notes	5.625%	1/1/30	2,000,000	1,944,187 (a)
Foot Locker Inc., Senior Notes	4.000%	10/1/29	2,910,000	2,493,087 (a)
Gannett Holdings LLC, Senior Secured Notes	6.000%	11/1/26	140,000	136,114 (a)
See Notes to Financial Statements.

Western Asset Income Fund 2024 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialty Retail — continued
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	3,500,000	$3,346,272 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	1,720,000	1,274,180 (a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	1,040,000	1,037,069
Total Specialty Retail				11,342,451

Total Consumer Discretionary				83,288,149
Consumer Staples — 0.4%
Beverages — 0.1%
Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	550,000	533,472 (a)
Food Products — 0.3%
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	830,000	748,353 (a)
TKC Holdings Inc., Senior Notes	10.500%	5/15/29	330,000	321,260 (a)
TKC Holdings Inc., Senior Secured Notes	6.875%	5/15/28	2,620,000	2,560,003 (a)
Total Food Products				3,629,616

Total Consumer Staples				4,163,088
Energy — 8.9%
Energy Equipment & Services — 0.6%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	1,260,000	1,325,773 (a)
Shelf Drilling Holdings Ltd., Senior Secured Notes	9.625%	4/15/29	1,770,000	1,703,214 (a)
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	4,080,000	3,391,401 (a)
Total Energy Equipment & Services				6,420,388
Oil, Gas & Consumable Fuels — 8.3%
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	5,620,000	5,567,865 (a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	1,640,000	1,708,037 (a)
Chord Energy Corp., Senior Notes	6.375%	6/1/26	2,830,000	2,845,208 (a)
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	1,340,000	1,415,645 (a)
Crescent Energy Finance LLC, Senior Notes	7.625%	4/1/32	1,310,000	1,344,306 (a)
See Notes to Financial Statements.
Western Asset Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
July 31, 2024
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Ecopetrol SA, Senior Notes	8.375%	1/19/36	3,060,000	$3,046,595
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	460,000	452,714 (e)(f)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	273,000	272,812 (e)(f)
Energy Transfer LP, Senior Notes	5.350%	5/15/45	460,000	425,090
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	1,100,000	1,187,853 (a)
EQM Midstream Partners LP, Senior Notes	4.750%	1/15/31	1,800,000	1,700,669 (a)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	6.250%	4/15/32	1,330,000	1,294,570 (a)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	8.375%	11/1/33	1,520,000	1,645,172 (a)
Howard Midstream Energy Partners LLC, Senior Notes	8.875%	7/15/28	1,330,000	1,416,561 (a)
Howard Midstream Energy Partners LLC, Senior Notes	7.375%	7/15/32	1,160,000	1,195,436 (a)
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	1,470,000	1,435,129 (a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	576,000	583,923 (a)
Northern Oil & Gas Inc., Senior Notes	8.125%	3/1/28	2,600,000	2,654,602 (a)
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	1,230,000	1,229,146
Occidental Petroleum Corp., Senior Notes	7.150%	5/15/28	3,560,000	3,779,068
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	2,715,000	2,902,158
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	5,420,000	6,445,085
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	540,000	410,069
Pan American Energy LLC, Senior Notes	8.500%	4/30/32	2,010,000	2,097,978 (a)
Permian Resources Operating LLC, Senior Notes	5.875%	7/1/29	2,620,000	2,606,390 (a)
See Notes to Financial Statements.

Western Asset Income Fund 2024 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Permian Resources Operating LLC, Senior Notes	9.875%	7/15/31	2,060,000	$2,296,797 (a)
Permian Resources Operating LLC, Senior Notes	7.000%	1/15/32	800,000	828,807 (a)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	450,000	453,948 (a)(d)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	1,490,000	1,378,941
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	2,300,000	1,479,860 (a)
Plains All American Pipeline LP, Junior Subordinated Notes (3 mo. Term SOFR + 4.372%)	9.694%	9/3/24	2,230,000	2,234,633 (e)(f)
Puma International Financing SA, Senior Notes	7.750%	4/25/29	2,030,000	2,059,547 (a)
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	1,350,000	1,280,110 (a)
Range Resources Corp., Senior Notes	8.250%	1/15/29	3,850,000	4,002,079
Range Resources Corp., Senior Notes	4.750%	2/15/30	1,620,000	1,535,579 (a)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	680,000	713,023 (a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	60,000	59,053 (a)
Southwestern Energy Co., Senior Notes	8.375%	9/15/28	2,060,000	2,129,002
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	3,000,000	2,805,347
Summit Midstream Holdings LLC/ Summit Midstream Finance Corp., Secured Notes	9.500%	10/15/26	1,200,000	1,234,046 (a)
Tallgrass Energy Partners LP/ Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	1,140,000	1,081,088 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	6.250%	1/15/30	3,120,000	3,206,196 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	1,060,000	964,324 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	1,210,000	1,050,223 (a)
See Notes to Financial Statements.
Western Asset Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
July 31, 2024
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Venture Global LNG Inc., Senior Secured Notes	7.000%	1/15/30	1,240,000	$1,253,725 (a)
Venture Global LNG Inc., Senior Secured Notes	8.375%	6/1/31	1,590,000	1,671,889 (a)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	2,840,000	3,154,421 (a)
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	3,700,000	3,385,407
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	3,800,000	3,347,369
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	540,000	655,919
YPF SA, Senior Notes	8.500%	7/28/25	2,860,000	2,854,978 (a)
YPF SA, Senior Notes	6.950%	7/21/27	1,510,000	1,392,191 (a)
Total Oil, Gas & Consumable Fuels				98,170,583

Total Energy				104,590,971
Financials — 5.8%
Banks — 3.2%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	2,820,000	2,779,285 (a)(e)(f)
Bank of Nova Scotia, Junior Subordinated Notes (8.000% to 1/27/29 then 5 year Treasury Constant Maturity Rate + 4.017%)	8.000%	1/27/84	2,610,000	2,740,168 (f)
Bank of Nova Scotia, Junior Subordinated Notes (8.625% to 10/27/27 then 5 year Treasury Constant Maturity Rate + 4.389%)	8.625%	10/27/82	450,000	477,811 (f)
Citigroup Inc., Junior Subordinated Notes (4.000% to 12/10/25 then 5 year Treasury Constant Maturity Rate + 3.597%)	4.000%	12/10/25	1,960,000	1,881,244 (e)(f)
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	3,600,000 EUR	3,845,314 (c)(e)(f)
See Notes to Financial Statements.

Western Asset Income Fund 2024 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.875% to 12/29/29 then EUR 5 year Swap Rate + 3.717%)	4.875%	6/29/29	1,200,000 EUR	$1,243,733 (c)(e)(f)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	3,900,000	3,982,678 (a)(e)(f)
Intesa Sanpaolo SpA, Senior Notes	7.800%	11/28/53	5,460,000	6,206,397 (a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	710,000	709,474 (a)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	1,620,000	1,686,128 (e)(f)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.500% to 9/27/28 then U.K Government Bonds 5 Year Note Generic Bid Yield + 5.143%)	8.500%	3/27/28	2,030,000 GBP	2,702,636 (e)(f)
NatWest Group PLC, Junior Subordinated Notes (4.500% to 9/30/28 then U.K Government Bonds 5 Year Note Generic Bid Yield + 3.992%)	4.500%	3/31/28	4,550,000 GBP	5,233,538 (e)(f)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	1,520,000	1,588,551 (f)
UniCredit SpA, Subordinated Notes (5.459% to 6/30/30 then 5 year Treasury Constant Maturity Rate + 4.750%)	5.459%	6/30/35	2,070,000	1,988,006 (a)(f)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	790,000	820,733 (a)(f)
Total Banks				37,885,696
Capital Markets — 0.7%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	1,390,000	1,238,437 (a)
Credit Suisse AG AT1 Claim	—	—	5,380,000	161,400 *(g)(h)
See Notes to Financial Statements.
Western Asset Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
July 31, 2024
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
State Street Corp., Junior Subordinated Notes (6.700% to 3/15/29 then 5 year Treasury Constant Maturity Rate + 2.613%)	6.700%	3/15/29	1,250,000	$1,254,456 (e)(f)
StoneX Group Inc., Senior Secured Notes	7.875%	3/1/31	370,000	385,402 (a)
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	3,200,000	3,297,235 (a)(e)(f)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	1,720,000	1,876,898 (a)(e)(f)
Total Capital Markets				8,213,828
Consumer Finance — 0.1%
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	1,210,000	1,169,852 (a)
Financial Services — 1.4%
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust, Senior Notes (6.950% to 3/10/30 then 5 year Treasury Constant Maturity Rate + 2.720%)	6.950%	3/10/55	1,320,000	1,335,343 (f)
Boost Newco Borrower LLC, Senior Secured Notes	7.500%	1/15/31	1,500,000	1,580,847 (a)
Burford Capital Global Finance LLC, Senior Notes	9.250%	7/1/31	2,230,000	2,379,011 (a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	3,889,758	3,825,563 (a)(b)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	1,500,000	1,556,858 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	3.625%	3/1/29	3,300,000	3,032,332 (a)
Vanguard Group Inc.	3.050%	8/22/50	1,330,000	835,231
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	2,460,000	2,229,076 (a)
Total Financial Services				16,774,261
See Notes to Financial Statements.

Western Asset Income Fund 2024 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	7.000%	7/15/31	3,300,000	$3,380,009 (a)
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	1,250,000	1,287,120 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				4,667,129

Total Financials				68,710,766
Health Care — 3.1%
Health Care Equipment & Supplies — 0.3%
Medline Borrower LP, Senior Notes	5.250%	10/1/29	3,170,000	3,066,325 (a)
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	930,000	950,079 (a)
Total Health Care Equipment & Supplies				4,016,404
Health Care Providers & Services — 2.0%
Akumin Inc., Senior Secured Notes (9.000% PIK)	9.000%	8/1/27	2,780,000	2,441,952 (a)(b)
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	3,600,000	2,735,394 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	5.625%	3/15/27	5,620,000	5,386,345 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	2,480,000	2,669,063 (a)
HCA Inc., Senior Notes	7.500%	11/6/33	1,230,000	1,394,778
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	2,600,000	2,836,774 (a)
Option Care Health Inc., Senior Notes	4.375%	10/31/29	2,046,000	1,912,945 (a)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	3,040,000	3,104,752 (a)
U.S. Renal Care Inc., Senior Secured Notes	10.625%	6/28/28	602,000	519,225 (a)
Total Health Care Providers & Services				23,001,228
Pharmaceuticals — 0.8%
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	1,200,000	1,125,186 (a)
Bausch Health Cos. Inc., Senior Secured Notes	6.125%	2/1/27	1,090,000	928,097 (a)
Cidron Aida Finco Sarl, Senior Secured Notes	6.250%	4/1/28	1,710,000 GBP	2,033,748 (a)
See Notes to Financial Statements.
Western Asset Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
July 31, 2024
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Pharmaceuticals — continued
Endo Finance Holdings Inc., Senior Secured Notes	8.500%	4/15/31	1,480,000	$1,561,653 (a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	1,000,000	970,354
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	700,000	680,057
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	3,470,000	2,448,035
Total Pharmaceuticals				9,747,130

Total Health Care				36,764,762
Industrials — 5.1%
Aerospace & Defense — 0.6%
Bombardier Inc., Senior Notes	7.875%	4/15/27	1,704,000	1,707,648 (a)
TransDigm Inc., Senior Secured Notes	6.625%	3/1/32	3,000,000	3,072,230 (a)
Triumph Group Inc., Senior Secured Notes	9.000%	3/15/28	2,504,000	2,640,571 (a)
Total Aerospace & Defense				7,420,449
Air Freight & Logistics — 0.1%
DP World Ltd., Senior Notes	5.625%	9/25/48	1,280,000	1,236,106 (a)
Building Products — 0.3%
Advanced Drainage Systems Inc., Senior Notes	5.000%	9/30/27	20,000	19,606 (a)
Advanced Drainage Systems Inc., Senior Notes	6.375%	6/15/30	1,930,000	1,944,614 (a)
Builders FirstSource Inc., Senior Notes	4.250%	2/1/32	1,300,000	1,162,800 (a)
Total Building Products				3,127,020
Commercial Services & Supplies — 1.1%
Clean Harbors Inc., Senior Notes	5.125%	7/15/29	1,350,000	1,307,926 (a)
CoreCivic Inc., Senior Notes	4.750%	10/15/27	4,410,000	4,180,158
GEO Group Inc., Senior Notes	10.250%	4/15/31	2,430,000	2,606,800
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	1,660,000	1,729,955
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	2,360,000	2,429,772 (a)
PECF USS Intermediate Holding III Corp., Senior Notes	8.000%	11/15/29	2,578,000	1,108,836 (a)
Total Commercial Services & Supplies				13,363,447
See Notes to Financial Statements.

Western Asset Income Fund 2024 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Construction & Engineering — 0.3%
CalAtlantic Group LLC, Senior Notes	5.250%	6/1/26	250,000	$238,438
Empire Communities Corp., Senior Notes	9.750%	5/1/29	1,140,000	1,178,401 (a)
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	2,270,000	2,487,560 (a)
Total Construction & Engineering				3,904,399
Ground Transportation — 0.4%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	3,111,000	2,887,618 (a)
XPO Inc., Senior Secured Notes	6.250%	6/1/28	1,440,000	1,458,385 (a)
Total Ground Transportation				4,346,003
Machinery — 0.5%
Esab Corp., Senior Notes	6.250%	4/15/29	1,030,000	1,045,846 (a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	1,613,000	1,567,995
TK Elevator US Newco Inc., Senior Secured Notes	5.250%	7/15/27	1,700,000	1,668,220 (a)
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	1,350,000	1,279,882 (a)
Total Machinery				5,561,943
Marine Transportation — 0.1%
Stena International SA, Senior Secured Notes	7.250%	1/15/31	1,050,000	1,075,150 (a)
Passenger Airlines — 0.7%
Air Canada, Senior Secured Notes	3.875%	8/15/26	1,200,000	1,155,178 (a)
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	1,090,000	1,089,918 (a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	1,620,000	1,668,820 (a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	330,000	322,794 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,461,999	925,265 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	3,772,000	2,387,210 (a)
United Airlines Pass-Through Trust	4.875%	1/15/26	379,680	374,874
US Airways Pass-Through Trust	3.950%	11/15/25	301,325	296,004
Total Passenger Airlines				8,220,063
See Notes to Financial Statements.
Western Asset Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
July 31, 2024
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Professional Services — 0.3%
RR Donnelley & Sons Co., Secured Notes	9.750%	7/31/28	930,000	$998,471 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	2,190,000	2,220,113 (a)(d)
Total Professional Services				3,218,584
Trading Companies & Distributors — 0.2%
AerCap Holdings NV, Senior Notes (5.875% to 10/10/24 then 5 year Treasury Constant Maturity Rate + 4.535%)	5.875%	10/10/79	730,000	728,774 (f)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,340,000	1,225,655 (a)
United Rentals North America Inc., Senior Secured Notes	6.000%	12/15/29	470,000	477,256 (a)
Total Trading Companies & Distributors				2,431,685
Transportation Infrastructure — 0.5%
Gatwick Airport Finance PLC, Senior Secured Notes	4.375%	4/7/26	2,640,000 GBP	3,305,810 (c)
Railworks Holdings LP/Railworks Rally Inc., Secured Notes	8.250%	11/15/28	3,070,000	3,128,025 (a)
Total Transportation Infrastructure				6,433,835

Total Industrials				60,338,684
Information Technology — 0.9%
Communications Equipment — 0.2%
CommScope LLC, Senior Secured Notes	6.000%	3/1/26	2,480,000	2,331,023 (a)
Electronic Equipment, Instruments & Components — 0.1%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	1,760,000	1,829,534 (a)
Software — 0.5%
Central Parent Inc./CDK Global Inc., Senior Secured Notes	7.250%	6/15/29	1,050,000	1,059,736 (a)
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	2,090,000	2,169,688 (a)
Gen Digital Inc., Senior Notes	7.125%	9/30/30	2,500,000	2,586,522 (a)
Rackspace Finance LLC, Senior Secured Notes	3.500%	5/15/28	304,200	132,127 (a)
Total Software				5,948,073
See Notes to Financial Statements.

Western Asset Income Fund 2024 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Technology Hardware, Storage & Peripherals — 0.1%
Vericast Corp., Secured Notes	12.500%	12/15/27	750,000	$887,516 (a)

Total Information Technology				10,996,146
Materials — 1.9%
Chemicals — 0.5%
MEGlobal Canada ULC, Senior Notes	5.875%	5/18/30	1,950,000	1,992,615 (a)
OCP SA, Senior Notes	6.750%	5/2/34	2,910,000	3,033,226 (a)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	990,000	861,975
Total Chemicals				5,887,816
Construction Materials — 0.1%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	8.875%	11/15/31	1,000,000	1,078,414 (a)
Containers & Packaging — 0.3%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	850,000	215,594 (a)(b)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	6.000%	6/15/27	2,020,000	2,009,825 (a)
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	200,000	116,270 (a)
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,470,000	854,585 (a)
Total Containers & Packaging				3,196,274
Metals & Mining — 0.9%
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	3,210,000	3,380,120 (a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	4,240,000	4,172,491 (a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	680,000	652,698
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	1,100,000	1,100,717 (a)
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	925,000	995,236
Total Metals & Mining				10,301,262
See Notes to Financial Statements.
Western Asset Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
July 31, 2024
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Paper & Forest Products — 0.1%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	290,000	$292,116
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	1,790,000	1,484,044
Total Paper & Forest Products				1,776,160

Total Materials				22,239,926
Real Estate — 0.6%
Diversified REITs — 0.3%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.250%	8/1/26	1,790,000	1,609,607
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	1,650,000	1,354,220
Total Diversified REITs				2,963,827
Hotel & Resort REITs — 0.1%
Service Properties Trust, Senior Notes	5.500%	12/15/27	1,300,000	1,239,923
Real Estate Management & Development — 0.2%
Country Garden Holdings Co. Ltd., Senior Secured Notes	—	1/27/24	1,040,000	89,388 *(c)(i)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	1,200,000	1,291,696 (a)
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes, Step bond (10.500% to 11/15/24 then 11.000%)	10.500%	1/15/28	1,130,576	1,162,677 (a)
Total Real Estate Management & Development				2,543,761

Total Real Estate				6,747,511
Utilities — 0.7%
Electric Utilities — 0.4%
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/15/26	2,850,000	2,791,993 (e)(f)
FirstEnergy Corp., Senior Notes	2.650%	3/1/30	890,000	789,435
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	1,200,000	1,235,816 (a)
Total Electric Utilities				4,817,244
See Notes to Financial Statements.

Western Asset Income Fund 2024 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Independent Power and Renewable Electricity Producers — 0.3%
TransAlta Corp., Senior Notes	7.750%	11/15/29	1,600,000	$1,679,755
TransAlta Corp., Senior Notes	6.500%	3/15/40	1,820,000	1,855,980
Total Independent Power and Renewable Electricity Producers				3,535,735

Total Utilities				8,352,979
Total Corporate Bonds & Notes (Cost — $475,455,624)				461,874,258
Senior Loans — 19.4%
Communication Services — 1.2%
Entertainment — 0.3%
Allen Media LLC, Term Loan B (3 mo. Term SOFR + 5.650%)	10.985%	2/10/27	3,614,383	2,430,673 (f)(j)(k)
UFC Holdings LLC, Term Loan B3 (3 mo. Term SOFR + 3.012%)	8.291%	4/29/26	1,808,556	1,815,148 (f)(j)(k)
Total Entertainment				4,245,821
Media — 0.9%
Gray Television Inc., Term Loan D (1 mo. Term SOFR + 3.114%)	8.458%	12/1/28	2,227,041	2,073,765 (f)(j)(k)
Gray Television Inc., Term Loan F (1 mo. Term SOFR + 5.250%)	10.593%	6/4/29	840,000	817,719 (f)(j)(k)
Learfield Communications LLC, 2023 Term Loan (1 mo. Term SOFR + 5.500%)	10.844%	6/30/28	3,298,707	3,322,424 (f)(j)(k)
MH Sub I LLC, 2023 New Term Loan (1 mo. Term SOFR + 4.250%)	9.594%	5/3/28	2,557,085	2,554,004 (f)(j)(k)
Univision Communications Inc., 2024 First Lien Replacement Term Loan (1 mo. Term SOFR + 3.614%)	8.958%	1/23/29	330,000	323,075 (f)(j)(k)
Virgin Media Bristol LLC, Term Loan Facility Y (6 mo. Term SOFR + 3.350%)	8.656%	3/31/31	1,410,000	1,349,617 (f)(j)(k)
Total Media				10,440,604

Total Communication Services				14,686,425
Consumer Discretionary — 3.6%
Automobile Components — 0.3%
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	7.844%	5/6/30	1,655,850	1,662,316 (f)(j)(k)
See Notes to Financial Statements.
Western Asset Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
July 31, 2024
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Automobile Components — continued
First Brands Group LLC, 2021 First Lien Term Loan (3 mo. Term SOFR + 5.262%)	10.514%	3/30/27	219,433	$218,370 (f)(j)(k)
First Brands Group LLC, 2022 Incremental Term Loan (3 mo. Term SOFR + 5.262%)	10.514%	3/30/27	1,649,692	1,643,505 (f)(j)(k)
Total Automobile Components				3,524,191
Broadline Retail — 0.4%
Peer Holding III BV, Term Loan Facility B4 (3 mo. Term SOFR + 3.250%)	8.585%	10/28/30	1,855,350	1,867,530 (f)(j)(k)
Peer Holding III BV, Term Loan Facility B5	—	6/20/31	1,440,000	1,448,100 (l)
Prime Security Services Borrower LLC, 2024 Refinancing Term Loan B1 (1 mo. Term SOFR + 2.250%)	7.582%	10/13/30	1,236,900	1,241,539 (f)(j)(k)
Total Broadline Retail				4,557,169
Diversified Consumer Services — 0.0%††
Adtalem Global Education Inc., 2024 Repricing Term Loan (1 mo. Term SOFR + 3.500%)	8.844%	8/11/28	334,501	336,800 (f)(j)(k)
WW International Inc., Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.958%	4/13/28	330,000	126,123 (f)(j)(k)
Total Diversified Consumer Services				462,923
Hotels, Restaurants & Leisure — 1.4%
Allwyn International A.S., Term Loan B	—	6/2/31	1,760,000	1,758,715 (l)
Alterra Mountain Co., Term Loan B4 (1 mo. Term SOFR + 3.250%)	8.594%	8/17/28	3,744,457	3,764,359 (f)(j)(k)
Caesars Entertainment Inc., Incremental Term Loan B1 (3 mo. Term SOFR + 2.750%)	8.097%	2/6/31	2,304,225	2,312,244 (f)(j)(k)
Caesars Entertainment Inc., Term Loan B (3 mo. Term SOFR + 2.750%)	8.097%	2/6/30	795,900	799,880 (f)(j)(k)
Flutter Entertainment Public Ltd. Co., Term Loan B (3 mo. Term SOFR + 2.250%)	7.585%	11/25/30	2,994,950	3,003,066 (f)(j)(k)
See Notes to Financial Statements.

Western Asset Income Fund 2024 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Four Seasons Hotels Ltd., 2024 Repricing Term Loan (1 mo. Term SOFR + 2.000%)	7.344%	11/30/29	1,880,454	$1,890,562 (f)(j)(k)
Station Casinos LLC, Term Loan Facility B (1 mo. Term SOFR + 2.250%)	7.594%	3/14/31	3,052,350	3,060,942 (f)(j)(k)
Total Hotels, Restaurants & Leisure				16,589,768
Household Durables — 0.3%
Osmosis Buyer Ltd., Initial Term Loan B (1 mo. Term SOFR + 3.500%)	8.843%	7/31/28	3,221,925	3,234,458 (f)(j)(k)
Leisure Products — 0.3%
19th Holdings Golf LLC, Initial Term Loan (1 mo. Term SOFR + 3.350%)	8.682%	2/7/29	3,822,000	3,764,689 (f)(j)(k)
Specialty Retail — 0.8%
Harbor Freight Tools USA Inc., Initial Term Loan (1 mo. Term SOFR + 2.500%)	7.844%	6/11/31	2,160,000	2,135,700 (f)(j)(k)
Lids Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 5.662%)	10.994%	12/14/26	2,679,075	2,675,726 (f)(h)(j)(k)
PECF USS Intermediate Holding III Corp., Initial Term Loan	9.708-9.764%	12/15/28	2,291,250	1,443,488 (f)(j)(k)
Spencer Spirit IH LLC, Initial Term Loan (1 mo. Term SOFR + 5.500%)	10.829%	6/25/31	3,040,000	3,070,400 (f)(h)(j)(k)
Total Specialty Retail				9,325,314
Textiles, Apparel & Luxury Goods — 0.1%
Varsity Brands Inc., First Lien Term Loan	—	7/29/31	1,250,000	1,244,275 (l)

Total Consumer Discretionary				42,702,787
Consumer Staples — 0.5%
Beverages — 0.5%
Triton Water Holdings Inc., 2024 Incremental Term Loan (3 mo. Term SOFR + 4.000%)	9.335%	3/31/28	1,980,050	1,993,190 (f)(j)(k)
Triton Water Holdings Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 3.512%)	8.846%	3/31/28	3,424,110	3,438,423 (f)(j)(k)
Total Beverages				5,431,613
See Notes to Financial Statements.
Western Asset Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
July 31, 2024
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Food Products — 0.0%††
8th Avenue Food & Provisions Inc., Second Lien Term Loan (1 mo. Term SOFR + 7.864%)	13.208%	10/1/26	260,000	$233,268 (f)(j)(k)
Household Products — 0.0%††
Knight Health Holdings LLC, Term Loan B (1 mo. Term SOFR + 5.364%)	10.708%	12/23/28	634,546	304,385 (f)(j)(k)

Total Consumer Staples				5,969,266
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
NGP XI Midstream Holdings LLC, Initial Term Loan (2 mo. Term SOFR + 4.000%)	9.285%	7/25/31	720,000	719,100 (f)(h)(j)(k)

Financials — 4.5%
Banks — 0.2%
Mercury Borrower Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.958%	8/2/28	2,243,025	2,250,741 (f)(j)(k)
Capital Markets — 0.8%
Cardinal Parent Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 4.650%)	9.985%	11/12/27	3,329,582	3,100,673 (f)(j)(k)
First Eagle Holdings Inc., Term Loan B2 (3 mo. Term SOFR + 3.000%)	8.335%	3/5/29	1,326,675	1,317,819 (f)(j)(k)
Focus Financial Partners LLC, First Lien Term Loan B4 (1 mo. Term SOFR + 2.500%)	7.844%	6/30/28	2,125,298	2,126,765 (f)(j)(k)
Focus Financial Partners LLC, Term Loan B7 (1 mo. Term SOFR + 2.750%)	8.094%	6/30/28	2,349,802	2,352,892 (f)(j)(k)
Total Capital Markets				8,898,149
Consumer Finance — 0.1%
Blackhawk Network Holdings Inc., Term Loan B (1 mo. Term SOFR + 5.000%)	10.344%	3/12/29	1,550,000	1,559,881 (f)(j)(k)
Financial Services — 1.8%
Boost Newco Borrower LLC, Initial USD Term Loan (3 mo. Term SOFR + 3.000%)	8.335%	1/31/31	1,350,000	1,354,961 (f)(j)(k)
See Notes to Financial Statements.

Western Asset Income Fund 2024 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — continued
Citadel Securities LP, 2024 Term Loan B (1 mo. Term SOFR + 2.250%)	7.594%	7/29/30	160,213	$160,914 (f)(j)(k)
CTC Holdings LP, Term Loan (3 mo. Term SOFR + 5.150%)	10.477%	2/20/29	2,109,926	2,104,652 (f)(h)(j)(k)
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (3 mo. Term SOFR + 7.012%)	12.346%	4/7/28	1,180,000	1,195,122 (f)(j)(k)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (3 mo. Term SOFR + 3.750%)	9.085%	4/9/27	364,800	365,234 (f)(j)(k)
Greystone Select Holdings LLC, Term Loan B (3 mo. Term SOFR + 5.262%)	10.541%	6/16/28	2,246,400	2,240,784 (f)(h)(j)(k)
Hudson River Trading LLC, Term Loan (1 mo. Term SOFR + 3.114%)	8.458%	3/20/28	3,544,681	3,549,732 (f)(j)(k)
Jane Street Group LLC, 2021 Term Loan (1 mo. Term SOFR + 2.614%)	7.958%	1/26/28	3,699,318	3,711,711 (f)(j)(k)
Nexus Buyer LLC, Amendment No. 5 Term Loan (1 mo. Term SOFR + 4.500%)	9.844%	12/13/28	3,710,700	3,716,730 (f)(j)(k)
Nexus Buyer LLC, Term Loan B	—	7/18/31	520,000	514,800 (l)
VFH Parent LLC, Term Loan B1 (1 mo. Term SOFR + 2.750%)	8.094%	6/21/31	1,860,000	1,864,064 (f)(j)(k)
Total Financial Services				20,778,704
Insurance — 1.2%
Accession Risk Management Group Inc., 2022 Delayed Draw Term Loan 2 (3 mo. Term SOFR + 5.650%)	10.902- 10.997%	11/1/29	273,721	273,721 (f)(h)(j)(k)
Accession Risk Management Group Inc., 2023 Delayed Draw Term Loan	—	10/30/26	182,293	182,065 (h)(m)
Accession Risk Management Group Inc., 2023 Delayed Draw Term Loan 2	11.252- 11.347%	11/1/29	1,222,494	1,220,966 (f)(h)(j)(k)
Accession Risk Management Group Inc., Term Loan (3 mo. Term SOFR + 5.650%)	10.902- 10.997%	11/1/29	516,404	516,404 (f)(h)(j)(k)
See Notes to Financial Statements.
Western Asset Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
July 31, 2024
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — continued
Accession Risk Management Group Inc., Term Loan B (3 mo. Term SOFR + 5.650%)	10.902- 10.997%	11/1/29	187,292	$187,292 (f)(h)(j)(k)
Accession Risk Management Group Inc., Term Loan C (3 mo. Term SOFR + 5.650%)	10.902- 10.997%	11/1/29	373,563	373,563 (f)(h)(j)(k)
Acrisure LLC, 2024 Refinancing Term Loan (3 mo. Term SOFR + 3.250%)	8.594%	11/6/30	4,323,359	4,324,505 (f)(j)(k)
AssuredPartners Inc., 2024 Term Loan (1 mo. Term SOFR + 3.500%)	8.844%	2/14/31	3,211,950	3,226,420 (f)(j)(k)
Asurion LLC, New Term Loan B9 (1 mo. Term SOFR + 3.364%)	8.708%	7/31/27	1,548,000	1,536,460 (f)(j)(k)
HIG Finance 2 Ltd., 2023 Term Loan (2 mo. Term SOFR + 4.000%)	9.252%	4/18/30	454,250	455,599 (f)(j)(k)
Sedgwick Claims Management Services Inc., 2023 Term Loan (1 mo. Term SOFR + 3.750%)	9.094%	2/24/28	1,897,020	1,902,682 (f)(j)(k)
Sedgwick Claims Management Services Inc., Term Loan B	—	6/27/31	330,000	330,985 (l)
Total Insurance				14,530,662
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Apollo Commercial Real Estate Finance Inc., Initial Term Loan (1 mo. Term SOFR + 2.864%)	8.208%	5/15/26	788,114	778,263 (f)(h)(j)(k)
Apollo Commercial Real Estate Finance Inc., Term Loan B1 (1 mo. Term SOFR + 3.614%)	8.958%	3/11/28	837,417	808,107 (f)(h)(j)(k)
Blackstone Mortgage Trust Inc., Term Loan (1 mo. Term SOFR + 2.364%)	7.712%	4/23/26	2,822,592	2,780,253 (f)(j)(k)
Total Mortgage Real Estate Investment Trusts (REITs)				4,366,623

Total Financials				52,384,760
Health Care — 2.4%
Health Care Equipment & Supplies — 0.2%
Medline Borrower LP, Dollar Incremental Term Loan (1 mo. Term SOFR + 2.250%)	7.594%	10/23/28	1,020,000	1,022,071 (f)(j)(k)
Medline Borrower LP, Term Loan B (1 mo. Term SOFR + 2.750%)	8.094%	10/23/28	1,137,150	1,141,983 (f)(j)(k)
Total Health Care Equipment & Supplies				2,164,054
See Notes to Financial Statements.

Western Asset Income Fund 2024 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — 1.7%
EyeCare Partners LLC, Term Loan B (3 mo. Term SOFR + 4.610%)	9.989%	11/30/28	2,579,676	$1,599,399 (f)(j)(k)
EyeCare Partners LLC, Term Loan C (3 mo. Term SOFR + 6.850%)	12.129%	11/30/28	271,275	57,646 (f)(j)(k)
Global Medical Response Inc., 2024 Extended Term Loan (3 mo. Term SOFR + 5.500%)	10.847%	10/31/28	2,798,008	2,736,452 (f)(j)(k)
LifePoint Health Inc., 2024 Incremental Term Loan (3 mo. Term SOFR + 4.000%)	9.329%	5/9/31	730,000	733,285 (f)(j)(k)
LifePoint Health Inc., 2024 Repricing Term Loan B (3 mo. Term SOFR + 4.750%)	10.054%	11/16/28	4,246,267	4,274,505 (f)(j)(k)
Phoenix Guarantor Inc., Term Loan B4 (1 mo. Term SOFR + 3.250%)	8.594%	2/21/31	3,256,890	3,261,792 (f)(j)(k)
Sonrava Health Holdings LLC (f/k/a PDS Holdco Inc.), Second Lien Term Loan Facility A (3 mo. Term SOFR + 6.762%)	12.108%	8/18/28	4,899,644	3,478,747 (f)(j)(k)
Sotera Health Holdings LLC, 2024 Refinancing Term Loan (1 mo. Term SOFR + 3.250%)	8.594%	5/30/31	3,210,000	3,208,507 (f)(j)(k)
Team Services Group LLC, Incremental Term Loan	—	12/20/27	490,000	481,425 (l)
Total Health Care Providers & Services				19,831,758
Health Care Technology — 0.3%
Cotiviti Inc., Initial Term Loan (1 mo. Term SOFR + 3.250%)	8.593%	5/1/31	2,174,550	2,184,749 (f)(j)(k)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. Term SOFR + 4.512%)	9.859%	9/1/28	1,890,560	1,600,746 (f)(j)(k)
Total Health Care Technology				3,785,495
Pharmaceuticals — 0.2%
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	9.435%	10/1/27	2,388,300	2,131,558 (f)(h)(j)(k)

Total Health Care				27,912,865
Industrials — 2.9%
Aerospace & Defense — 0.4%
Chromalloy Corp., Term Loan (1 mo. Term SOFR + 3.750%)	9.082%	3/21/31	970,000	956,813 (f)(j)(k)
See Notes to Financial Statements.
Western Asset Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
July 31, 2024
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Aerospace & Defense — continued
Ovation Parent Inc., Initial Term Loan (3 mo. Term SOFR + 3.500%)	8.835%	4/21/31	2,250,000	$2,264,062 (f)(j)(k)
Vertex Aerospace Services Corp., 2023 Term Loan (1 mo. Term SOFR + 2.750%)	8.094%	12/6/30	1,508,984	1,514,779 (f)(j)(k)
Total Aerospace & Defense				4,735,654
Building Products — 0.2%
Emerald Debt Merger Sub LLC, Term Loan B	—	8/4/31	350,000	350,511 (l)
EMRLD Borrower LP, Initial Term Loan B (1 mo. Term SOFR + 2.500%)	7.844%	5/31/30	2,081,077	2,084,470 (f)(j)(k)
Total Building Products				2,434,981
Commercial Services & Supplies — 1.4%
DS Parent Inc., Term Loan B (3 mo. Term SOFR + 5.500%)	10.835%	1/31/31	2,640,000	2,623,500 (f)(j)(k)
Garda World Security Corp., Fourth Additional Term Loan (3 mo. Term SOFR + 4.250%)	9.594%	2/1/29	1,838,253	1,847,444 (f)(j)(k)
GEO Group Inc., Term Loan (1 mo. Term SOFR + 5.250%)	10.594%	4/4/29	1,283,750	1,311,030 (f)(j)(k)
LRS Holdings LLC, Term Loan B (1 mo. Term SOFR + 4.364%)	9.708%	8/31/28	3,042,000	2,867,085 (f)(h)(j)(k)
LTR Intermediate Holdings Inc., Initial Term Loan (1 mo. Term SOFR + 4.614%)	9.958%	5/5/28	2,054,704	2,014,258 (f)(j)(k)
Neptune Bidco US Inc., Term Loan A (3 mo. Term SOFR + 4.850%)	10.154%	10/11/28	3,100,750	2,921,170 (f)(j)(k)
Thermostat Purchaser III Inc., Initial Term Loan B1 (3 mo. Term SOFR + 4.250%)	9.594%	8/31/28	2,384,136	2,387,116 (f)(h)(j)(k)
WIN Waste Innovations Holdings Inc., Initial Term Loan (1 mo. Term SOFR + 2.864%)	8.208%	3/24/28	758,046	709,061 (f)(j)(k)
Total Commercial Services & Supplies				16,680,664
See Notes to Financial Statements.

Western Asset Income Fund 2024 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Construction & Engineering — 0.4%
Brown Group Holding LLC, Incremental Term Loan Facility B2	8.002-8.094%	7/2/29	326,694	$326,947 (f)(j)(k)
Brown Group Holding LLC, Initial Term Loan (1 mo. Term SOFR + 2.750%)	8.094%	7/1/31	3,983,651	3,988,491 (f)(j)(k)
Total Construction & Engineering				4,315,438
Passenger Airlines — 0.3%
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	9.032%	10/20/27	482,322	493,996 (f)(j)(k)
United Airlines Inc., Term Loan B (3 mo. Term SOFR + 2.750%)	8.033%	2/22/31	2,723,175	2,737,281 (f)(j)(k)
Total Passenger Airlines				3,231,277
Professional Services — 0.2%
Ryan LLC, Delayed Draw Term Loan	—	11/14/30	280,000	281,225 (m)
Ryan LLC, Initial Term Loan (1 mo. Term SOFR + 3.500%)	8.844%	11/14/30	2,613,450	2,624,884 (f)(j)(k)
Total Professional Services				2,906,109

Total Industrials				34,304,123
Information Technology — 4.0%
Communications Equipment — 0.3%
Global Tel Link Corp., First Lien Term Loan (1 mo. Term SOFR + 4.350%)	9.694%	11/29/25	208,634	208,026 (f)(j)(k)
Global Tel Link Corp., Initial Term Loan	—	7/31/29	2,880,000	2,766,600 (l)
Total Communications Equipment				2,974,626
Electronic Equipment, Instruments & Components — 0.0%††
Lorca Telecom Bidco SA, Term Loan Facility B4	—	3/25/31	588,525	591,468 (l)
IT Services — 1.4%
Amazon Holdco Inc., Term Loan B	—	7/30/31	2,770,000	2,780,387 (h)(l)
Amentum Government Services Holdings LLC, First Lien Initial Term Loan (1 mo. Term SOFR + 4.114%)	9.458%	1/29/27	1,816,823	1,824,399 (f)(j)(k)
Darktrace PLC, Term Loan	—	7/2/31	3,750,000	3,708,994 (l)
Evertec Group LLC, Term Loan B (1 mo. Term SOFR + 3.250%)	8.594%	10/30/30	1,080,000	1,088,100 (f)(h)(j)(k)
Indy US Bidco LLC, Amendment No. 9 Dollar Term Loan (1 mo. Term SOFR + 4.750%)	10.094%	3/6/28	1,650,000	1,645,537 (f)(j)(k)
See Notes to Financial Statements.
Western Asset Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
July 31, 2024
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

IT Services — continued
Project Alpha Intermediate Holding Inc., 2024 Refinancing Term Loan (3 mo. Term SOFR + 3.750%)	9.002%	10/28/30	1,985,025	$1,995,774 (f)(j)(k)
UST Global Inc., Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.947%	11/20/28	3,861,000	3,877,911 (f)(j)(k)
Total IT Services				16,921,102
Software — 2.2%
CB Buyer, Inc., Delayed Draw Term Loan	—	7/1/31	226,394	225,828 (g)(h)(k)(m)
CB Buyer, Inc., Initial Term Loan (3 mo. Term SOFR + 5.250%)	10.582%	7/1/31	803,606	801,597 (f)(g)(h)(j)(k)
Cloudera Inc., Second Lien Term Loan (1 mo. Term SOFR + 6.100%)	11.444%	10/8/29	520,000	488,475 (f)(j)(k)
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	9.194%	10/8/28	4,995,052	4,863,932 (f)(j)(k)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	9.344%	10/16/26	4,313,614	4,036,939 (f)(j)(k)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	12.344%	2/19/29	1,580,000	1,370,650 (f)(j)(k)
Mitchell International Inc., Initial Term Loan (1 mo. Term SOFR + 3.250%)	8.594%	6/17/31	3,230,000	3,200,526 (f)(j)(k)
Modena Buyer LLC, Initial Term Loan (3 mo. Term SOFR + 4.500%)	9.832%	7/1/31	3,890,000	3,754,336 (f)(j)(k)
MRI Software LLC, Second Amendment Term Loan (3 mo. Term SOFR + 5.600%)	10.935%	2/10/27	442,215	440,833 (f)(j)(k)
MRI Software LLC, Term Loan B (3 mo. Term SOFR + 5.600%)	10.935%	2/10/27	1,699,155	1,693,845 (f)(j)(k)
Peraton Corp., First Lien Term Loan B (1 mo. Term SOFR + 3.850%)	9.194%	2/1/28	866,028	867,530 (f)(j)(k)
Planview Parent Inc., 2024 First Lien Incremental Term Loan A (3 mo. Term SOFR + 3.750%)	9.085%	12/17/27	2,998,012	3,001,760 (f)(j)(k)
Planview Parent Inc., 2024 Incremental Term Loan A	—	12/18/28	660,000	655,050 (l)
Total Software				25,401,301
See Notes to Financial Statements.

Western Asset Income Fund 2024 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Technology Hardware, Storage & Peripherals — 0.1%
Vericast Corp., 2024 Extended Term Loan	—	6/16/26	840,000	$846,300 (l)

Total Information Technology				46,734,797
Materials — 0.1%
Metals & Mining — 0.1%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan	10.000%	12/31/27	1,373,006	1,356,464 (g)(h)(j)(k)

Sovereign Bonds — 0.1%
Tanzania — 0.1%
Government of the United Republic of Tanzania, Term Loan A2 (3 mo. Term SOFR + 5.450%)	10.764%	4/29/31	1,540,000	1,522,675 (f)(g)(h)(j)(k)

Total Senior Loans (Cost — $232,753,067)				228,293,262
Collateralized Mortgage Obligations(n) — 18.1%
280 Park Avenue Mortgage Trust, 2017-280P D (1 mo. Term SOFR + 1.836%)	7.164%	9/15/34	2,100,000	1,920,202 (a)(f)
Alternative Loan Trust, 2006-18CB A6 PAC (-4.000 x 1 mo. Term SOFR + 28.142%)	6.744%	7/25/36	221,886	202,453 (f)
Angel Oak Mortgage Trust, 2022-3 A3	4.140%	1/25/67	1,063,892	984,275 (a)(f)
Banc of America Funding Corp., 2015-R3 1A2	4.170%	3/27/36	2,690,326	2,137,465 (a)(f)
BANK, 2017-BNK7 A5	3.435%	9/15/60	640,000	610,860
BANK, 2019-BN22 A4	2.978%	11/15/62	660,000	598,814
BANK, 2022-BNK44 D	4.000%	11/15/32	1,240,000	970,961 (a)(f)
BANK, 2023-BNK46 D	4.000%	8/15/56	1,180,000	887,018 (a)
Benchmark Mortgage Trust, 2019- B11 XA, IO	0.992%	5/15/52	17,028,378	599,828 (f)
Benchmark Mortgage Trust, 2023-V3 D	4.000%	7/15/56	2,571,000	2,174,484 (a)
Benchmark Mortgage Trust, 2018-B1 A5	3.666%	1/15/51	870,000	826,315 (f)
BIG Commercial Mortgage Trust, 2022-BIG F (1 mo. Term SOFR + 5.436%)	10.764%	2/15/39	2,900,000	2,819,825 (a)(f)
BRAVO Residential Funding Trust, 2022-R1 A, Step bond (3.125% to 1/29/25 then 6.125%)	3.125%	1/29/70	2,689,860	2,658,501 (a)
See Notes to Financial Statements.
Western Asset Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
July 31, 2024
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(n) — continued
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. Term SOFR + 2.946%)	8.275%	4/15/34	1,950,000	$1,900,534 (a)(f)
BX Commercial Mortgage Trust, 2020-VIVA D	3.549%	3/11/44	1,280,000	1,124,373 (a)(f)
BX Commercial Mortgage Trust, 2020-VIVA E	3.549%	3/11/44	3,335,000	2,793,319 (a)(f)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	9.435%	2/15/39	1,677,911	1,649,330 (a)(f)
BX Commercial Mortgage Trust, 2024-BIO2	7.970%	8/13/41	1,530,000	1,522,350 (d)(f)
BX Commercial Mortgage Trust, 2024-KING E (1 mo. Term SOFR + 3.688%)	9.017%	5/15/34	2,070,000	2,065,424 (a)(f)
BX Trust, 2018-GWMZ MC (1 mo. Term SOFR + 5.785%)	11.114%	5/15/37	1,700,000	1,692,828 (a)(f)
BX Trust, 2019-MMP A (1 mo. Term SOFR + 1.044%)	6.373%	8/15/36	3,552,224	3,547,668 (a)(f)
BX Trust, 2021-ARIA E (1 mo. Term SOFR + 2.359%)	7.688%	10/15/36	3,100,000	3,041,058 (a)(f)
BX Trust, 2021-LBA DJV (1 mo. Term SOFR + 1.714%)	7.043%	2/15/36	2,390,000	2,323,403 (a)(f)
BX Trust, 2021-SDMF F (1 mo. Term SOFR + 2.051%)	7.380%	9/15/34	681,069	651,973 (a)(f)
BX Trust, 2022-PSB A (1 mo. Term SOFR + 2.451%)	7.780%	8/15/39	662,332	663,569 (a)(f)
BX Trust, 2024-CNYN D (1 mo. Term SOFR + 2.690%)	8.019%	4/15/41	3,099,961	3,084,614 (a)(f)
CAFL Issuer LLC, 2023-RTL1 A1	7.553%	12/28/30	2,210,000	2,238,741 (a)
CD Mortgage Trust, 2017-CD5 A4	3.431%	8/15/50	1,210,000	1,145,290
CFK Trust, 2020-MF2 E	3.458%	3/15/39	1,700,000	1,232,407 (a)(f)
CIM Trust, 2023-R4 A1	5.000%	5/25/62	481,403	480,109 (a)(f)
Citigroup Commercial Mortgage Trust, 2014-GC23 C	4.317%	7/10/47	1,074,981	1,006,921 (f)
Citigroup Commercial Mortgage Trust, 2015-P1 C	4.369%	9/15/48	958,000	909,552 (f)
Citigroup Commercial Mortgage Trust, 2015-P1 D	3.225%	9/15/48	1,500,000	1,342,958 (a)
Citigroup Commercial Mortgage Trust, 2017-P8 XA, IO	0.864%	9/15/50	20,836,923	424,663 (f)
See Notes to Financial Statements.

Western Asset Income Fund 2024 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(n) — continued
Citigroup Commercial Mortgage Trust, 2023-SMRT A	5.820%	10/12/40	1,970,000	$2,004,214 (a)(f)
Citigroup Mortgage Loan Trust, 2022-A A1, Step bond (6.170% to 8/25/25, 9.170% to 8/25/26 then 10.170%)	6.170%	9/25/62	1,101,796	1,105,623 (a)
CSAIL Commercial Mortgage Trust, 2015-C3 C	4.348%	8/15/48	2,960,000	2,467,550 (f)
CSMC Trust, 2014-USA E	4.373%	9/15/37	400,000	235,653 (a)
CSMC Trust, 2017-CHOP H (PRIME + 4.294%)	12.794%	7/15/32	2,900,000	2,630,435 (a)(f)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	1,190,000	1,069,253 (a)
Extended Stay America Trust, 2021- ESH E (1 mo. Term SOFR + 2.964%)	8.293%	7/15/38	1,522,780	1,522,877 (a)(f)
Extended Stay America Trust, 2021- ESH F (1 mo. Term SOFR + 3.814%)	9.143%	7/15/38	2,438,261	2,444,071 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K115 X1, IO	1.322%	6/25/30	1,487,342	93,434 (f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA1 B1 (30 Day Average SOFR + 2.414%)	7.762%	1/25/50	2,620,000	2,693,707 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 B1 (30 Day Average SOFR + 3.000%)	8.347%	12/25/50	3,000,000	3,233,333 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA1 B2 (30 Day Average SOFR + 4.750%)	10.097%	1/25/51	2,110,000	2,280,680 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA3 B1 (30 Day Average SOFR + 3.500%)	8.847%	10/25/33	590,000	664,705 (a)(f)
See Notes to Financial Statements.
Western Asset Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
July 31, 2024
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(n) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	8.397%	1/25/34	2,350,000	$2,528,746 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 B1 (30 Day Average SOFR + 3.400%)	8.747%	10/25/41	860,000	892,760 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 B1 (30 Day Average SOFR + 4.750%)	10.097%	2/25/42	1,220,000	1,298,854 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M2 (30 Day Average SOFR + 3.750%)	9.097%	2/25/42	1,670,000	1,758,429 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-1 M	4.750%	5/25/57	1,813,114	1,748,227 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-2 BX	0.541%	11/25/57	3,737,146	1,319,153 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-3 M	4.750%	10/25/58	1,526,004	1,470,010 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-4 M	4.500%	2/25/59	2,570,000	2,371,638 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	4,080,000	3,812,923 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	3,890,000	3,671,592 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-3 M	4.250%	5/25/60	2,150,000	2,022,129 (a)(f)
See Notes to Financial Statements.

Western Asset Income Fund 2024 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(n) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2021-1 M	4.250%	9/25/60	2,560,000	$2,441,359 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 M2	3.750%	9/25/55	1,675,867	1,544,518 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Securitized Participation Interests Trust, 2017-SPI1 B	4.112%	9/25/47	627,265	464,217 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-DNA3 B2 (30 Day Average SOFR + 8.264%)	13.612%	7/25/49	1,809,000	2,077,161 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2017- C06 1B1 (30 Day Average SOFR + 4.264%)	9.612%	2/25/30	2,050,000	2,194,806 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2017- C07 1B1 (30 Day Average SOFR + 4.114%)	9.462%	5/25/30	2,440,000	2,650,387 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2018- C01 1B1 (30 Day Average SOFR + 3.664%)	9.012%	7/25/30	1,370,000	1,463,245 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2018- C03 1B1 (30 Day Average SOFR + 3.864%)	9.212%	10/25/30	1,660,000	1,804,734 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2019- R03 1B1 (30 Day Average SOFR + 4.214%)	9.562%	9/25/31	475,202	505,212 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2019- R05 1B1 (30 Day Average SOFR + 4.214%)	9.562%	7/25/39	443,618	465,775 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2019- R07 1B1 (30 Day Average SOFR + 3.514%)	8.862%	10/25/39	2,544,078	2,641,719 (a)(f)
See Notes to Financial Statements.
Western Asset Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
July 31, 2024
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(n) — continued
Federal National Mortgage Association (FNMA) — CAS, 2021- R01 1B1 (30 Day Average SOFR + 3.100%)	8.447%	10/25/41	2,890,000	$2,981,049 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2022- R01 1B1 (30 Day Average SOFR + 3.150%)	8.497%	12/25/41	670,000	694,101 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2023- R02 1B1 (30 Day Average SOFR + 5.550%)	10.897%	1/25/43	2,260,000	2,509,810 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2024- R01 1B1 (30 Day Average SOFR + 2.700%)	8.047%	1/25/44	3,090,000	3,164,073 (a)(f)
Government National Mortgage Association (GNMA), 2011-127 IO, IO	0.165%	3/16/47	16,763	3 (f)
Government National Mortgage Association (GNMA), 2012-55 IO, IO	0.000%	4/16/52	602,170	6 (f)
Greystone CRE Notes, 2024-HC3 D (1 mo. Term SOFR + 5.333%)	10.661%	3/15/41	1,240,000	1,241,695 (a)(f)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. Term SOFR + 4.747%)	10.076%	11/15/32	2,030,000	2,000,006 (a)(f)
GS Mortgage Securities Corp. Trust, 2018-SRP5 C (1 mo. Term SOFR + 4.297%)	9.626%	9/15/31	1,103,769	235,523 (a)(f)
GS Mortgage Securities Corp. Trust, 2020-DUNE F (1 mo. Term SOFR + 3.514%)	8.844%	12/15/36	3,740,000	3,591,553 (a)(f)
GS Mortgage Securities Corp. Trust, 2021-ROSS D (1 mo. Term SOFR + 2.764%)	8.093%	5/15/26	1,300,000	688,516 (a)(f)
GS Mortgage Securities Corp. Trust, 2024-70P E	8.965%	3/10/41	1,830,000	1,871,568 (a)(f)
GS Mortgage Securities Trust, 2015-GC32 D	3.345%	7/10/48	2,680,000	2,446,562
GS Mortgage-Backed Securities Corp. Trust, 2021-RPL1 A2	2.000%	12/25/60	2,520,000	2,136,627 (a)(f)
See Notes to Financial Statements.

Western Asset Income Fund 2024 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(n) — continued
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	492,098	$433,128 (a)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. Term SOFR + 0.514%)	5.864%	4/25/36	1,297,215	1,077,567 (a)(f)
HarborView Mortgage Loan Trust, 2005-9 2A1C (1 mo. Term SOFR + 1.014%)	6.360%	6/20/35	1,565,553	1,438,286 (f)
IMPAC CMB Trust, 2005-5 A1 (1 mo. Term SOFR + 0.434%)	6.104%	8/25/35	43,981	40,592 (f)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. Term SOFR + 0.654%)	6.004%	11/25/36	1,054,832	875,066 (f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018- PHMZ M (1 mo. Term SOFR + 8.622%)	13.951%	6/15/35	2,750,000	275 (a)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021- HTL5 F (1 mo. Term SOFR + 4.379%)	9.708%	11/15/38	2,880,000	2,816,393 (a)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018- WPT FFL (1 mo. Term SOFR + 3.139%)	8.471%	7/5/33	2,640,000	1,747,563 (a)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019- BKWD E (1 mo. Term SOFR + 3.214%)	8.543%	9/15/29	1,480,000	965,807 (a)(f)
KIND Trust, 2021-KIND D (1 mo. Term SOFR + 2.414%)	7.744%	8/15/38	2,479,637	2,386,972 (a)(f)
Legacy Mortgage Asset Trust, 2021-GS2 A2, Step bond (6.500% to 4/25/25 then 7.500%)	6.500%	4/25/61	2,622,152	2,592,065 (a)
MFA Trust, 2023-NQM4 A3	6.784%	12/25/68	526,473	533,984 (a)
MHC Commercial Mortgage Trust, 2021-MHC F (1 mo. Term SOFR + 2.715%)	8.044%	4/15/38	1,929,416	1,904,297 (a)(f)
MHC Trust, 2021-MHC2 E (1 mo. Term SOFR + 2.064%)	7.393%	5/15/38	2,080,000	2,044,888 (a)(f)
See Notes to Financial Statements.
Western Asset Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
July 31, 2024
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(n) — continued
Morgan Stanley Capital Trust, 2015-UBS8 C	4.558%	12/15/48	750,000	$675,372 (f)
Morgan Stanley Capital Trust, 2019-H7 A4	3.261%	7/15/52	660,000	611,327
Morgan Stanley Capital Trust, 2021-L7 XA, IO	1.089%	10/15/54	8,905,245	445,950 (f)
Morgan Stanley Mortgage Loan Trust, 2005-2AR B1 (1 mo. Term SOFR + 0.614%)	5.964%	4/25/35	865,500	658,215 (f)
MSWF Commercial Mortgage Trust, 2023-1 A4	5.472%	5/15/56	820,000	846,245
MSWF Commercial Mortgage Trust, 2023-2 C	7.018%	12/15/56	1,240,000	1,319,930 (f)
Multifamily CAS Trust, 2019-01 M10 (30 Day Average SOFR + 3.364%)	8.712%	10/25/49	1,944,546	1,952,400 (a)(f)
Multifamily CAS Trust, 2020-01 M10 (30 Day Average SOFR + 3.864%)	9.212%	3/25/50	1,750,275	1,765,371 (a)(f)
Multifamily Trust, 2016-1 B	9.101%	4/25/46	377,389	374,985 (a)(f)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.398%	8/15/36	1,750,000	1,098,125 (a)(f)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.398%	8/15/36	660,000	277,200 (a)(f)
NCMF Trust, 2022-MFP G (1 mo. Term SOFR + 5.128%)	10.457%	3/15/39	750,000	725,166 (a)(f)
New Residential Mortgage Loan Trust, 2017-5A B5	6.383%	6/25/57	770,148	715,043 (a)(f)
New Residential Mortgage Loan Trust, 2024-NQM1 A1	6.129%	3/25/64	560,240	565,065 (a)
Nomura Resecuritization Trust, 2015-4R 2A2	2.921%	10/26/36	1,367,578	1,190,917 (a)(f)
Nomura Resecuritization Trust, 2015-8R 4A4	4.438%	11/25/47	1,316,166	1,134,428 (a)(f)
NYMT Loan Trust Series, 2024- BPL1 A1	7.154%	2/25/29	1,010,000	1,017,680 (a)
OBX Trust, 2024-NQM1 A3	6.455%	11/25/63	750,080	754,684 (a)
ONNI Commerical Mortgage Trust, 2024-APT D	7.237%	7/15/39	2,940,000	2,950,465 (a)(f)
See Notes to Financial Statements.

Western Asset Income Fund 2024 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(n) — continued
PMT Credit Risk Transfer Trust, 2020-1R A (30 Day Average SOFR + 3.464%)	8.814%	2/25/25	910,271	$909,579 (a)(f)
Radnor RE Ltd., 2021-1 M1C (30 Day Average SOFR + 2.700%)	8.047%	12/27/33	1,915,193	1,939,233 (a)(f)
Saluda Grade Alternative Mortgage Trust, 2024-RTL4 A1	7.500%	2/25/30	2,430,000	2,451,767 (a)
SFO Commercial Mortgage Trust, 2021-555 D (1 mo. Term SOFR + 2.514%)	7.843%	5/15/38	1,570,000	1,411,767 (a)(f)
SMRT, 2022-MINI D (1 mo. Term SOFR + 1.950%)	7.279%	1/15/39	3,180,000	3,113,452 (a)(f)
Soho Trust, 2021-SOHO C	2.697%	8/10/38	6,190,000	3,511,071 (a)(f)
Starwood Retail Property Trust, 2014-STAR E	8.500%	11/15/27	1,450,000	148 (a)(f)
Structured Asset Mortgage Investments Trust, 2006-AR5 2A1 (1 mo. Term SOFR + 0.534%)	5.884%	5/25/46	113,684	76,834 (f)
Structured Asset Securities Corp., 2005-RF2 A (1 mo. Term SOFR + 0.464%)	5.814%	4/25/35	1,256,468	1,097,309 (a)(f)
Towd Point Mortgage Trust, 2015-1 B1	4.673%	10/25/53	1,230,000	1,192,872 (a)(f)
Towd Point Mortgage Trust, 2015-2 1B3	3.753%	11/25/60	2,540,000	2,269,604 (a)(f)
Towd Point Mortgage Trust, 2019-4 B1B	3.500%	10/25/59	2,885,000	2,263,873 (a)(f)
UBS Commercial Mortgage Trust, 2017-C7 A3	3.418%	12/15/50	530,342	509,866
UBS Commercial Mortgage Trust, 2018-C12 A2	4.152%	8/15/51	75,985	74,865
Verus Securitization Trust, 2022- INV1 B1	5.824%	8/25/67	2,500,000	2,400,958 (a)(f)
Verus Securitization Trust, 2023-4 B1	8.158%	5/25/68	1,050,000	1,054,772 (a)(f)
Verus Securitization Trust, 2023-8 A3	6.968%	12/25/68	1,265,414	1,281,676 (a)
Verus Securitization Trust, 2024-1 A3	6.118%	1/25/69	2,798,950	2,800,342 (a)
Verus Securitization Trust, 2024- INV1 A3	6.470%	3/25/69	2,993,652	3,024,343 (a)
See Notes to Financial Statements.
Western Asset Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
July 31, 2024
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(n) — continued
Waikiki Beach Hotel Trust, 2019- WBM D (1 mo. Term SOFR + 2.327%)	7.656%	12/15/33	1,310,000	$1,287,834 (a)(f)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR19 A1A1 (1 mo. Term SOFR + 0.654%)	6.004%	12/25/45	23,313	22,978 (f)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR3 A1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	6.173%	2/25/46	331,986	297,104 (f)
WB Commercial Mortgage Trust, 2024-HQ D	8.011%	3/15/40	650,000	665,290 (a)(f)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 B	3.959%	12/15/47	1,810,000	1,785,379

Total Collateralized Mortgage Obligations (Cost — $225,277,332)				212,764,673
			Face Amount†/ Units
Asset-Backed Securities — 11.0%
AB BSL CLO Ltd., 2023-4A A (3 mo. Term SOFR + 2.000%)	7.282%	4/20/36	580,000	583,160 (a)(f)
Aimco CLO Ltd., 2020-12A DR (3 mo. Term SOFR + 2.900%)	8.186%	1/17/32	1,450,000	1,454,115 (a)(f)
AMMC CLO Ltd., 2024-30A D (3 mo. Term SOFR + 4.500%)	9.791%	1/15/37	980,000	999,815 (a)(f)
Apex Credit CLO Ltd., 2020-1A DRR (3 mo. Term SOFR + 4.320%)	9.643%	4/20/35	1,440,000	1,457,650 (a)(f)
Apidos CLO, 2015-22A DR (3 mo. Term SOFR + 7.012%)	12.294%	4/20/31	1,000,000	1,006,595 (a)(f)
Ares CLO Ltd., 2017-44A CR (3 mo. Term SOFR + 3.662%)	8.963%	4/15/34	1,890,000	1,903,829 (a)(f)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A D	3.710%	8/20/27	5,000,000	4,564,419 (a)
Bain Capital Credit CLO Ltd., 2023-1A AN (3 mo. Term SOFR + 1.830%)	7.116%	4/16/36	2,630,000	2,646,277 (a)(f)
Balboa Bay Loan Funding Ltd., 2022-1A D (3 mo. Term SOFR + 4.000%)	9.282%	4/20/34	1,080,000	1,085,256 (a)(f)
See Notes to Financial Statements.

Western Asset Income Fund 2024 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Barings CLO Ltd., 2015-2A DR (3 mo. Term SOFR + 3.212%)	8.494%	10/20/30	1,540,000	$1,545,932 (a)(f)
Barings CLO Ltd., 2016-2A ER2 (3 mo. Term SOFR + 6.762%)	12.044%	1/20/32	500,000	500,677 (a)(f)
Barings CLO Ltd., 2020-4A E (3 mo. Term SOFR + 5.942%)	11.224%	1/20/32	1,500,000	1,506,929 (a)(f)
Battalion CLO Ltd., 2017-11A DR (3 mo. Term SOFR + 3.912%)	9.195%	4/24/34	2,150,000	2,098,771 (a)(f)
Birch Grove CLO Ltd., 19A D1RR (3 mo. Term SOFR + 3.850%)	9.172%	7/17/37	1,250,000	1,247,945 (a)(f)
Blackbird Capital II Aircraft Lease Ltd., 2021-1A A	2.443%	7/15/46	485,676	435,794 (a)
Blueberry Park CLO Ltd., 2024-1A D1 (3 mo. Term SOFR + 2.900%)	8.141%	10/20/37	1,430,000	1,430,000 (a)(d)(f)
BlueMountain CLO Ltd., 2021-31A E (3 mo. Term SOFR + 6.792%)	12.071%	4/19/34	1,380,000	1,361,012 (a)(f)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. Term SOFR + 0.714%)	6.064%	7/25/36	2,213,431	1,965,926 (a)(f)
Buckhorn Park CLO Ltd., 2019-1A AR (3 mo. Term SOFR + 1.382%)	6.661%	7/18/34	3,190,000	3,193,828 (a)(f)
Buckhorn Park CLO Ltd., 2019-1A DR (3 mo. Term SOFR + 3.362%)	8.641%	7/18/34	700,000	704,881 (a)(f)
Canyon Capital CLO Ltd., 2021-1A E (3 mo. Term SOFR + 6.672%)	11.973%	4/15/34	2,370,000	2,305,058 (a)(f)
CIFC Funding Ltd., 2017-3A D1R (3 mo. Term SOFR + 3.700%)	8.982%	4/20/37	790,000	788,957 (a)(f)
College Ave Student Loans LLC, 2023-A C	6.060%	5/25/55	560,000	549,145 (a)
Dryden Senior Loan Fund, 2016- 43A ER3 (3 mo. Term SOFR + 6.662%)	11.944%	4/20/34	2,610,000	2,496,047 (a)(f)
Dryden Senior Loan Fund, 2017- 49A DR (3 mo. Term SOFR + 3.662%)	8.941%	7/18/30	750,000	748,005 (a)(f)
First Franklin Mortgage Loan Trust, 2003-FF4 M1 (1 mo. Term SOFR + 1.914%)	7.258%	10/25/33	379,612	366,573 (f)
Flatiron CLO Ltd., 2018-1A C (3 mo. Term SOFR + 1.962%)	7.247%	4/17/31	1,700,000	1,703,332 (a)(f)
See Notes to Financial Statements.
Western Asset Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
July 31, 2024
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Fortress Credit BSL Ltd., 2021-4A E (3 mo. Term SOFR + 7.392%)	12.693%	10/15/34	1,000,000	$963,491 (a)(f)
Galaxy CLO Ltd., 2018-26A DR (3 mo. Term SOFR + 2.950%)	8.277%	11/22/31	1,020,000	1,025,205 (a)(f)
Golub Capital Partners CLO Ltd., 2021-53A E (3 mo. Term SOFR + 6.962%)	12.244%	7/20/34	1,000,000	1,008,793 (a)(f)
Golub Capital Partners CLO Ltd., 2023-66A A (3 mo. Term SOFR + 1.950%)	7.235%	4/25/36	570,000	573,502 (a)(f)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. Term SOFR + 5.212%)	10.513%	4/15/31	1,820,000	1,806,404 (a)(f)
Greywolf CLO Ltd., 2019-1A CR (3 mo. Term SOFR + 3.910%)	9.196%	4/17/34	1,520,000	1,522,920 (a)(f)
Halsey Point CLO Ltd., 2019-1A E (3 mo. Term SOFR + 7.962%)	13.244%	1/20/33	350,000	351,160 (a)(f)
Halsey Point CLO Ltd., 2019-1A F (3 mo. Term SOFR + 8.462%)	13.744%	1/20/33	290,000	263,913 (a)(f)
Hayfin US Ltd., 2024-15A D1 (3 mo. Term SOFR + 4.260%)	9.597%	4/28/37	1,680,000	1,715,839 (a)(f)
HERO Funding Trust, 2016-1A R	56.435%	9/20/41	1,914,988	226,960 (o)
Home Equity Asset Trust, 2005-6 M5 (1 mo. Term SOFR + 1.059%)	6.409%	12/25/35	1,190,000	1,124,763 (f)
Katayma CLO Ltd., 2023-1A D (3 mo. Term SOFR + 5.250%)	10.532%	10/20/36	340,000	350,901 (a)(f)
KKR CLO Ltd., 17 ER (3 mo. Term SOFR + 7.652%)	12.953%	4/15/34	700,000	695,794 (a)(f)
Long Beach Mortgage Loan Trust, 2005-1 M4 (1 mo. Term SOFR + 1.389%)	6.739%	2/25/35	1,487,538	1,459,363 (f)
Madison Park Funding Ltd., 2019- 35A ER (3 mo. Term SOFR + 6.362%)	11.644%	4/20/32	1,600,000	1,617,224 (a)(f)
Madison Park Funding Ltd., 2016- 24A DR2 (3 mo. Term SOFR + 2.950%)	8.232%	10/20/29	1,510,000	1,519,320 (a)(f)
Magnetite Ltd., 2019-22A DRR (3 mo. Term SOFR + 2.900%)	8.176%	7/15/36	1,000,000	1,000,000 (a)(f)
Magnetite Ltd., 2023-39A E (3 mo. Term SOFR + 6.600%)	11.885%	10/25/33	2,020,000	2,032,620 (a)(f)
See Notes to Financial Statements.

Western Asset Income Fund 2024 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Marble Point CLO Ltd., 2018-2A D (3 mo. Term SOFR + 3.792%)	9.074%	1/20/32	1,400,000	$1,364,162 (a)(f)
Mastr Asset Backed Securities Trust, 2007-HE2 A1 (1 mo. Term SOFR + 1.264%)	6.614%	8/25/37	1,611,252	1,378,466 (f)
Morgan Stanley ABS Capital Inc. Trust, 2004-NC2 M1 (1 mo. Term SOFR + 0.939%)	6.289%	12/25/33	1,358,447	1,346,023 (f)
Morgan Stanley ABS Capital Inc. Trust, 2004-NC4 M1 (1 mo. Term SOFR + 0.924%)	6.274%	4/25/34	1,540,308	1,534,751 (f)
Mountain View CLO Ltd., 2015-9A CR (3 mo. Term SOFR + 3.382%)	8.683%	7/15/31	580,000	560,553 (a)(f)
Mountain View CLO Ltd., 2022-1A DR (3 mo. Term SOFR + 4.190%)	9.491%	4/15/34	2,090,000	2,084,272 (a)(f)
MVW LLC, 2021-1WA D	3.170%	1/22/41	372,994	346,103 (a)
National Collegiate Student Loan Trust, 2005-1 B (1 mo. Term SOFR + 0.494%)	5.844%	3/26/35	914,275	853,644 (f)
National Collegiate Student Loan Trust, 2005-3 B (1 mo. Term SOFR + 0.614%)	5.964%	7/27/37	3,000,000	2,297,960 (f)
National Collegiate Student Loan Trust, 2007-2 A4 (1 mo. Term SOFR + 0.404%)	5.754%	1/25/33	393,046	372,559 (f)
Neuberger Berman CLO Ltd., 2014- 18A DR2 (3 mo. Term SOFR + 6.182%)	11.464%	10/21/30	1,000,000	1,000,031 (a)(f)
Neuberger Berman CLO Ltd., 2017- 16SA DR (3 mo. Term SOFR + 3.162%)	8.463%	4/15/34	1,575,000	1,576,948 (a)(f)
Neuberger Berman Loan Advisers CLO Ltd., 2021-44A E (3 mo. Term SOFR + 6.262%)	11.548%	10/16/34	1,990,000	1,992,071 (a)(f)
Ocean Trails CLO, 2014-5A DRR (3 mo. Term SOFR + 3.712%)	9.013%	10/13/31	1,520,000	1,484,202 (a)(f)
Ocean Trails CLO, 2020-10A ER (3 mo. Term SOFR + 7.832%)	13.133%	10/15/34	1,750,000	1,722,607 (a)(f)
Ocean Trails CLO Ltd., 2023-14A A1 (3 mo. Term SOFR + 2.000%)	7.282%	1/20/35	2,450,000	2,457,680 (a)(f)
See Notes to Financial Statements.
Western Asset Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
July 31, 2024
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
OCP CLO Ltd., 2016-11A DR2 (3 mo. Term SOFR + 3.700%)	8.979%	4/26/36	1,250,000	$1,258,472 (a)(f)
OCP CLO Ltd., 2023-27A DR (3 mo. Term SOFR + 3.350%)	8.674%	7/16/35	2,090,000	2,086,307 (a)(f)
Octagon Investment Partners Ltd., 2017-1A D (3 mo. Term SOFR + 3.662%)	8.963%	7/15/29	1,250,000	1,254,520 (a)(f)
Octagon Investment Partners Ltd., 2018-1A A1A (3 mo. Term SOFR + 1.322%)	6.604%	1/20/31	805,885	806,699 (a)(f)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	8.091%	7/19/37	1,680,000	1,680,000 (d)(f)
Option One Mortgage Loan Trust, 2005-3 M4 (1 mo. Term SOFR + 1.044%)	6.394%	8/25/35	1,050,000	875,069 (f)
Origen Manufactured Housing Contract Trust, 2006-A A2	6.728%	10/15/37	161,642	151,685 (f)
Palmer Square Loan Funding Ltd., 2022-3A CR (3 mo. Term SOFR + 3.000%)	8.301%	4/15/31	1,360,000	1,368,269 (a)(f)
Parallel Ltd., 2017-1A CR (3 mo. Term SOFR + 2.262%)	7.544%	7/20/29	1,000,000	1,001,939 (a)(f)
Peace Park CLO Ltd., 2021-1A E (3 mo. Term SOFR + 6.262%)	11.544%	10/20/34	1,250,000	1,259,992 (a)(f)
Pioneer Aircraft Finance Ltd., 2019-1 A	3.967%	6/15/44	902,306	846,847 (a)
Popular ABS Mortgage Pass- Through Trust, 2005-2 M2	6.217%	4/25/35	1,238,483	1,011,009
RAD CLO Ltd., 2023-21A D (3 mo. Term SOFR + 4.400%)	9.685%	1/25/33	1,240,000	1,249,478 (a)(f)
Renew, 2024-1A B	9.001%	11/20/59	1,155,256	1,148,838 (a)
RR Ltd., 2021-18A D (3 mo. Term SOFR + 6.512%)	11.813%	10/15/34	3,090,000	3,090,000 (a)(f)
Sculptor CLO Ltd., 26A E (3 mo. Term SOFR + 7.512%)	12.794%	7/20/34	1,820,000	1,824,527 (a)(f)
SMB Private Education Loan Trust, 2015-C R	12.920%	9/18/46	1,092	307,121 (a)(o)
SMB Private Education Loan Trust, 2021-A D1	3.860%	1/15/53	489,368	429,660 (a)
See Notes to Financial Statements.

Western Asset Income Fund 2024 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. Term SOFR + 0.334%)	5.684%	2/25/36	3,100,380	$85,684 (a)(f)
Subway Funding LLC, 2024-1A A2I	6.028%	7/30/54	1,750,000	1,795,665 (a)
Sunnova Hellios Issuer LLC, 2019-AA C	5.320%	6/20/46	1,663,568	1,352,435 (a)
Symphony CLO Ltd., 2018-20A E (3 mo. Term SOFR + 6.552%)	11.838%	1/16/32	2,250,000	2,238,737 (a)(f)
TCI-Symphony CLO Ltd., 2016-1A DR2 (3 mo. Term SOFR + 3.362%)	8.663%	10/13/32	480,000	481,947 (a)(f)
TCI-Symphony CLO Ltd., 2016-1A ER2 (3 mo. Term SOFR + 7.012%)	12.313%	10/13/32	2,830,000	2,801,706 (a)(f)
Trinitas CLO Ltd., 2023-26A C (3 mo. Term SOFR + 2.950%)	8.232%	1/20/35	1,350,000	1,358,876 (a)(f)
Trinitas CLO Ltd., 2024-27A D1 (3 mo. Term SOFR + 4.300%)	9.545%	4/18/37	2,320,000	2,381,133 (a)(f)
Valley Stream Park CLO Ltd., 2022-1A DR (3 mo. Term SOFR + 4.150%)	9.432%	10/20/34	1,480,000	1,490,493 (a)(f)
Voya CLO Ltd., 2017-3A DR (3 mo. Term SOFR + 7.212%)	12.494%	4/20/34	2,750,000	2,757,118 (a)(f)
VR Funding LLC, 2020-1A B	4.220%	11/15/50	1,336,604	1,244,587 (a)
WaMu Asset-Backed Certificates Trust, 2007-HE4 1A (1 mo. Term SOFR + 0.284%)	5.634%	7/25/47	4,139,139	3,005,112 (f)
Warwick Capital CLO Ltd., 2024-3A D (3 mo. Term SOFR + 4.500%)	9.823%	4/20/37	1,160,000	1,189,534 (a)(f)
Whitebox CLO Ltd., 2023-4A A1 (3 mo. Term SOFR + 2.150%)	7.432%	4/20/36	2,920,000	2,944,226 (a)(f)
Whitehorse Ltd., 2018-12A D (3 mo. Term SOFR + 3.912%)	9.213%	10/15/31	790,000	786,492 (a)(f)

Total Asset-Backed Securities (Cost — $135,527,049)				129,844,309
See Notes to Financial Statements.
Western Asset Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
July 31, 2024
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Sovereign Bonds — 6.5%
Angola — 0.1%
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	770,000	$690,613 (a)
Angolan Government International Bond, Senior Notes	9.125%	11/26/49	940,000	777,399 (c)
Total Angola				1,468,012
Argentina — 0.5%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	53,374	30,821
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	704,524	381,499
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	8,279,531	3,686,461 (a)
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	2,032,119	904,801 (c)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	355,007	330,157 (a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	637,561	561,054 (a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	330,000	290,400 (c)
Total Argentina				6,185,193
Bahamas — 0.1%
Bahamas Government International Bond, Senior Notes	8.950%	10/15/32	910,000	903,104 (c)
Brazil — 0.5%
Brazil Letras do Tesouro Nacional, Bills	0.000%	1/1/26	5,354,000 BRL	809,494
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	32,152,000 BRL	5,214,578
Total Brazil				6,024,072
Dominican Republic — 0.2%
Dominican Republic International Bond, Senior Notes	5.500%	2/22/29	300,000	295,438 (a)
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	660,000	615,591 (c)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	2,010,000	1,845,559 (c)
Total Dominican Republic				2,756,588
See Notes to Financial Statements.

Western Asset Income Fund 2024 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Ecuador — 0.0%††
Ecuador Government International Bond, Senior Notes, Step bond (5.500% to 7/31/25 then 6.900%)	5.500%	7/31/35	500,000	$266,022 (c)
Egypt — 0.2%
Egypt Government International Bond, Senior Notes	5.875%	2/16/31	1,310,000	1,047,178 (c)
Egypt Government International Bond, Senior Notes	7.053%	1/15/32	1,060,000	871,850 (c)
Total Egypt				1,919,028
El Salvador — 0.1%
El Salvador Government International Bond, Senior Notes	6.375%	1/18/27	270,000	247,882 (c)
El Salvador Government International Bond, Senior Notes	9.250%	4/17/30	670,000	612,040 (a)
Total El Salvador				859,922
Ethiopia — 0.1%
Ethiopia International Bond, Senior Notes	6.625%	12/11/24	850,000	671,226 (c)
Ghana — 0.1%
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	1,470,000	992,745 (c)
Ivory Coast — 0.4%
Ivory Coast Government International Bond, Senior Notes	7.625%	1/30/33	3,800,000	3,705,029 (a)
Ivory Coast Government International Bond, Senior Notes	8.250%	1/30/37	910,000	882,057 (a)
Total Ivory Coast				4,587,086
Jamaica — 0.1%
Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	124,500,000 JMD	848,554
Jordan — 0.2%
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	1,890,000	1,902,213 (a)
Jordan Government International Bond, Senior Notes	7.500%	1/13/29	850,000	846,356 (c)
Total Jordan				2,748,569
See Notes to Financial Statements.
Western Asset Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
July 31, 2024
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Kenya — 0.3%
Republic of Kenya Government International Bond, Senior Notes	9.750%	2/16/31	3,640,000	$3,470,908 (a)
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	840,000	631,903 (c)
Total Kenya				4,102,811
Mexico — 2.2%
Mexican Bonos, Bonds	5.750%	3/5/26	56,370,000 MXN	2,814,110
Mexican Bonos, Senior Notes	8.500%	5/31/29	149,100,000 MXN	7,634,157
Mexican Bonos, Senior Notes	7.750%	11/23/34	234,420,000 MXN	10,982,327
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	710,000	597,996
Mexico Government International Bond, Senior Notes	6.000%	5/7/36	2,490,000	2,484,244
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	1,240,000	1,019,485
Total Mexico				25,532,319
Mozambique — 0.0%††
Mozambique International Bond, Senior Notes	9.000%	9/15/31	700,000	597,355 (c)
Nigeria — 0.1%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	1,420,000	1,247,794 (c)
Senegal — 0.1%
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	830,000	706,139 (c)
Sri Lanka — 0.0%††
Sri Lanka Government International Bond, Senior Notes	6.200%	5/11/27	870,000	486,682 *(c)(p)
Supranational — 1.0%
Inter-American Development Bank, Senior Notes	7.350%	10/6/30	954,000,000 INR	11,634,633
Ukraine — 0.1%
Ukraine Government International Bond, Senior Notes	7.375%	9/25/34	3,470,000	1,076,567 *(c)(p)
Uzbekistan — 0.1%
Republic of Uzbekistan International Bond, Senior Notes	3.900%	10/19/31	900,000	740,033 (c)

Total Sovereign Bonds (Cost — $78,227,482)				76,354,454
See Notes to Financial Statements.

Western Asset Income Fund 2024 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Convertible Bonds & Notes — 0.5%
Communication Services — 0.4%
Media — 0.4%
DISH Network Corp., Senior Notes	0.000%	12/15/25	5,070,000	$3,728,167
Gannett Co. Inc., Senior Secured Notes	6.000%	12/1/27	210,000	239,718 (a)

Total Communication Services				3,967,885
Health Care — 0.1%
Health Care Technology — 0.1%
Multiplan Corp., Senior Notes (6.000% Cash or 7.000% PIK)	6.000%	10/15/27	1,880,000	1,325,400 (a)(b)

Total Convertible Bonds & Notes (Cost — $5,729,488)				5,293,285
Non-U.S. Treasury Inflation Protected Securities — 0.1%
Uruguay — 0.1%
Uruguay Government International Bond, Senior Notes	3.875%	7/2/40	27,362,390 UYU	713,988
Uruguay Government International Bond, Senior Notes	3.400%	5/16/45	5,784,213 UYU	143,314

Total Non-U.S. Treasury Inflation Protected Securities (Cost — $853,175)				857,302
	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
E-mini S&P 500 Index Futures, Put @ $5,200.000	9/20/24	42	11,596,830	64,050
E-mini S&P 500 Index Futures, Put @ $5,000.000	11/15/24	14	3,865,610	29,050
E-mini S&P 500 Index Futures, Put @ $5,100.000	11/15/24	37	10,216,255	94,813
E-mini S&P 500 Index Futures, Put @ $5,000.000	12/31/24	40	11,044,600	113,500

Total Exchange-Traded Purchased Options (Cost — $355,804)				301,413
See Notes to Financial Statements.
Western Asset Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
July 31, 2024
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Counterparty	Expiration Date	Contracts	Notional Amount†	Value
OTC Purchased Options — 0.0%††
Credit default swaption to buy protection on Markit CDX.NA.IG.42 Index, Put @ 60.000bps, 100.000bps quarterly payments paid by the Fund, maturing on 6/20/29	Bank of America N.A.	8/21/24	41,600,000	41,600,000	$11,926
Credit default swaption to buy protection on Markit CDX.NA.IG.42 Index, Put @ 60.000bps, 100.000bps quarterly payments paid by the Fund, maturing on 6/20/29	Goldman Sachs Group Inc.	11/20/24	45,900,000	45,900,000	83,161
U.S. Dollar/ Australian Dollar, Put @ $0.661	Bank of America N.A.	8/30/24	10,253,000	10,253,000	62,988
U.S. Dollar/ Canadian Dollar, Put @ 1.370CAD	JPMorgan Chase & Co.	10/30/24	9,585,000	9,585,000	67,861

Total OTC Purchased Options (Cost — $296,375)					225,936

Total Purchased Options (Cost — $652,179)					527,349
				Shares
Common Stocks — 0.0%††
Materials — 0.0%††
Metals & Mining — 0.0%††
Arctic Canadian Diamond Co. Ltd. (Cost — $0)				1,388	193,546 *(g)(h)
See Notes to Financial Statements.

Western Asset Income Fund 2024 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Mortgage-Backed Securities — 0.0%††
FHLMC — 0.0%††
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	12/1/52	73,315	$75,162
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	8/1/30	1,653	1,663
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	11/1/31	183	188
Total FHLMC				77,013
FNMA — 0.0%††
Federal National Mortgage Association (FNMA)	7.000%	8/1/29- 4/1/31	1,549	1,601
Federal National Mortgage Association (FNMA)	6.500%	11/1/52	82,034	84,963
Total FNMA				86,564

Total Mortgage-Backed Securities (Cost — $162,839)				163,577
		Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
flyExclusive Inc. (Cost — $45,244)		5/28/28	47,253	24,749 *
Total Investments before Short-Term Investments (Cost — $1,154,683,479)				1,116,190,764
	Rate		Shares
Short-Term Investments — 3.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $38,944,014)	5.272%		38,944,014	38,944,014 (q)(r)
Total Investments — 98.1% (Cost — $1,193,627,493)				1,155,134,778
Other Assets in Excess of Liabilities — 1.9%				21,974,034
Total Net Assets — 100.0%				$1,177,108,812

See Notes to Financial Statements.
Western Asset Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
July 31, 2024
 Western Asset Income Fund
†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Securities traded on a when-issued or delayed delivery basis.
(e)	Security has no maturity date. The date shown represents the next call date.
(f)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(h)	Security is valued using significant unobservable inputs (Note 1).
(i)	The maturity principal is currently in default as of July 31, 2024.
(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(l)	All or a portion of this loan has not settled as of July 31, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(m)
All or a portion of this loan is unfunded as of July 31, 2024. The interest rate for fully unfunded term loans is to be determined. At July 31, 2024, the total principal amount and market value of unfunded commitments totaled
$688,687 and $689,118, respectively.

(n)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(o)	Rate shown is the current yield based on income received over the trailing twelve months.
(p)	The coupon payment on this security is currently in default as of July 31, 2024.
(q)	Rate shown is one-day yield as of the end of the reporting period.
(r)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2024, the total market value of investments in Affiliated Companies was $38,944,014 and the cost was $38,944,014 (Note 8).

See Notes to Financial Statements.

Western Asset Income Fund 2024 Annual Report

 Western Asset Income Fund
Abbreviation(s) used in this schedule:
bps	—	basis point spread (100 basis points = 1.00%)
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CAS	—	Connecticut Avenue Securities
CD	—	Certificate of Deposit
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
INR	—	Indian Rupee
IO	—	Interest Only
JMD	—	Jamaican Dollar
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
PAC	—	Planned Amortization Class
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UYU	—	Uruguayan Peso
At July 31, 2024, the Fund had the following written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
E-mini S&P 500 Index Futures, Put	11/15/24	$4,600.000	37	$10,216,255	$(36,538)
E-mini S&P 500 Index Futures, Put	9/20/24	4,900.000	42	11,596,830	(25,725)
Total Exchange-Traded Written Options (Premiums received — $86,184)					(62,263)

See Notes to Financial Statements.
Western Asset Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
July 31, 2024
 Western Asset Income Fund

OTC Written Options
Security	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount	Value
Credit default swaption to sell protection on Markit CDX.NA.IG.42 Index, Put, 100.000bps quarterly payments received by the Fund, maturing on 6/20/29	Bank of America N.A.	8/21/24	80.000 bps	41,600,000	$41,600,000 ‡	$(4,420)
Credit default swaption to sell protection on Markit CDX.NA.IG.42 Index, Put, 100.000bps quarterly payments received by the Fund, maturing on 6/20/29	Goldman Sachs Group Inc.	11/20/24	80.000 bps	91,800,000	91,800,000 ‡	(72,283)
Total OTC Written Options (Premiums received — $149,535)						(76,703)
Total Written Options (Premiums received — $235,719)						$(138,966)

‡
In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

Abbreviation(s) used in this schedule:
bps	—	basis point spread (100 basis points = 1.00%)
At July 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SONIA	147	9/24	$44,587,233	$44,813,261	$226,028
3-Month SONIA	4	3/25	1,218,194	1,226,479	8,285
Australian 10-Year Bonds	91	9/24	6,773,127	6,860,352	87,225
Euro-Bund	276	9/24	38,907,636	39,945,285	1,037,649
U.S. Treasury 2-Year Notes	932	9/24	190,073,097	191,402,219	1,329,122
U.S. Treasury 5-Year Notes	1,073	9/24	113,760,297	115,766,646	2,006,349
U.S. Treasury Ultra 10-Year Notes	88	9/24	9,876,692	10,170,876	294,184
U.S. Treasury Ultra Long- Term Bonds	446	9/24	55,359,653	57,074,062	1,714,409
See Notes to Financial Statements.

Western Asset Income Fund 2024 Annual Report

 Western Asset Income Fund
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
United Kingdom Long Gilt Bonds	223	9/24	$27,767,992	$28,444,156	$676,164
					7,379,415
Contracts to Sell:
Euro-Bobl	20	9/24	2,501,487	2,543,504	(42,017)
U.S. Treasury 10-Year Notes	538	9/24	59,415,757	60,155,125	(739,368)
U.S. Treasury Long-Term Bonds	1	9/24	121,311	120,781	530
					(780,855)
Net unrealized appreciation on open futures contracts					$6,598,560

Abbreviation(s) used in this table:
Bobl	—	Bundesobligation (Medium-term German Federal Government Bond)
SONIA	—	Sterling Overnight Index Average
At July 31, 2024, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	5,238,620	USD	925,208	Goldman Sachs Group Inc.	8/2/24	$760
BRL	79,758,071	USD	14,086,306	Goldman Sachs Group Inc.	8/2/24	11,578
BRL	84,996,691	USD	15,541,826	Goldman Sachs Group Inc.	8/2/24	(517,974)
USD	956,660	BRL	5,238,620	Goldman Sachs Group Inc.	8/2/24	30,691
USD	14,145,264	BRL	79,758,071	Goldman Sachs Group Inc.	8/2/24	47,380
USD	15,011,514	BRL	84,996,691	Goldman Sachs Group Inc.	8/2/24	(12,338)
USD	3,536,832	AUD	5,408,000	Bank of America N.A.	9/3/24	(2,959)
BRL	79,758,071	USD	14,097,933	Goldman Sachs Group Inc.	9/4/24	(47,502)
EUR	1,120,000	USD	1,214,472	Bank of America N.A.	10/18/24	2,212
USD	608,266	EUR	560,000	Bank of America N.A.	10/18/24	(75)
USD	1,324,577	EUR	1,210,000	Bank of America N.A.	10/18/24	10,124
USD	2,992,976	EUR	2,740,000	Bank of America N.A.	10/18/24	16,446
USD	20,465,931	EUR	18,813,884	Bank of America N.A.	10/18/24	27,944
NOK	6,020,000	USD	545,464	BNP Paribas SA	10/18/24	7,252
NOK	10,300,000	USD	935,218	BNP Paribas SA	10/18/24	10,460
NOK	11,610,000	USD	1,054,359	BNP Paribas SA	10/18/24	11,594
NOK	12,080,000	USD	1,097,964	BNP Paribas SA	10/18/24	11,142
NOK	12,080,000	USD	1,096,730	BNP Paribas SA	10/18/24	12,376
See Notes to Financial Statements.
Western Asset Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
July 31, 2024
 Western Asset Income Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	5,690,000	USD	3,725,520	Citibank N.A.	10/18/24	$2,502
AUD	14,588,064	USD	9,873,187	Citibank N.A.	10/18/24	(315,257)
CAD	250,000	USD	181,911	Citibank N.A.	10/18/24	(423)
CAD	340,000	USD	247,112	Citibank N.A.	10/18/24	(288)
CAD	1,680,000	USD	1,220,090	Citibank N.A.	10/18/24	(488)
CAD	2,100,000	USD	1,528,326	Citibank N.A.	10/18/24	(3,825)
INR	63,890,000	USD	762,857	Citibank N.A.	10/18/24	(1,793)
JPY	2,999	USD	19	Citibank N.A.	10/18/24	1
USD	986,049	AUD	1,450,000	Citibank N.A.	10/18/24	36,026
USD	3,457,091	CAD	4,715,621	Citibank N.A.	10/18/24	33,771
USD	1,039,840	EUR	950,000	Citibank N.A.	10/18/24	7,831
USD	1,049,991	EUR	960,000	Citibank N.A.	10/18/24	7,120
NOK	3,176,698	USD	289,680	Goldman Sachs Group Inc.	10/18/24	1,984
NOK	4,830,000	USD	438,685	Goldman Sachs Group Inc.	10/18/24	4,774
NOK	4,830,000	USD	437,051	Goldman Sachs Group Inc.	10/18/24	6,407
NOK	12,080,000	USD	1,097,154	Goldman Sachs Group Inc.	10/18/24	11,952
USD	239,528	CHF	210,000	Goldman Sachs Group Inc.	10/18/24	(1,985)
USD	296,687	CHF	260,000	Goldman Sachs Group Inc.	10/18/24	(2,328)
USD	2,283,882	CHF	2,000,000	Goldman Sachs Group Inc.	10/18/24	(16,238)
USD	11,887,458	CHF	10,565,751	Goldman Sachs Group Inc.	10/18/24	(263,788)
USD	2,155,855	GBP	1,660,000	Goldman Sachs Group Inc.	10/18/24	20,535
USD	31,299,404	GBP	24,379,198	Goldman Sachs Group Inc.	10/18/24	(60,470)
MXN	3,617,528	USD	198,035	JPMorgan Chase & Co.	10/18/24	(6,277)
USD	1,281,947	CAD	1,740,000	JPMorgan Chase & Co.	10/18/24	18,789
USD	6,109,485	CNH	44,240,000	JPMorgan Chase & Co.	10/18/24	(52,377)
USD	11,334,723	CNH	81,670,000	JPMorgan Chase & Co.	10/18/24	(40,486)
CAD	4,865,680	USD	3,522,371	JPMorgan Chase & Co.	10/31/24	11,163
USD	3,522,486	CAD	4,865,680	JPMorgan Chase & Co.	10/31/24	(11,048)
Net unrealized depreciation on open forward foreign currency contracts						$(995,105)

See Notes to Financial Statements.

Western Asset Income Fund 2024 Annual Report

 Western Asset Income Fund
Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
USD	—	United States Dollar
At July 31, 2024, the Fund had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Fund	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Bank of America N.A.	150,377,000BRL	1/2/26	BRL-CDI**	11.035%**	$(157,764)	—	$(157,764)
JPMorgan Chase & Co.	94,720,000BRL	1/2/29	BRL-CDI**	10.230%**	(829,808)	—	(829,808)
Total					$(987,572)	—	$(987,572)

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*	Termination Date	Payments Made by the Fund	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
113,420,000MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	$(461,772)	$23,531	$(485,303)
198,820,000MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	(814,329)	50,099	(864,428)
See Notes to Financial Statements.
Western Asset Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
July 31, 2024
 Western Asset Income Fund
CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount*	Termination Date	Payments Made by the Fund	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
	39,245,000MXN	3/1/30	28-Day MXN TIIE - Banxico every 28 days	8.970% every 28 days	$(30,398)	—	$(30,398)
	323,190,000MXN	6/30/34	28-Day MXN TIIE - Banxico every 28 days	9.219% every 28 days	(24,717)	—	(24,717)
Total					$(1,331,216)	$73,630	$(1,404,846)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount2*	Termination Date	Implied Credit Spread at July 31, 2024[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Morgan Stanley & Co. Inc. (Volkswagen International Finance NV, 5.092%, due 11/16/24)[4]	1,790,000EUR	12/20/24	0.329%	1.000% quarterly	$5,060	$1,527	$3,533

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[5]
Swap Counterparty (Reference Entity)	Notional Amount2*	Termination Date	Implied Credit Spread at July 31, 2024[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Morgan Stanley & Co. Inc. (Mercedes-Benz Group AG, 1.000%, due 11/15/27)	1,790,000EUR	12/20/24	0.142%	1.000% quarterly	$(6,474)	$(2,913)	$(3,561)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at July 31, 2024[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Ford Motor Co., 4.346%, due 12/8/26	$3,110,000	6/20/26	0.591%	5.000% quarterly	$248,458	$170,184	$78,274
See Notes to Financial Statements.

Western Asset Income Fund 2024 Annual Report

 Western Asset Income Fund
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1] (cont’d)
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at July 31, 2024[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Ford Motor Co., 4.346%, due 12/8/26	$2,820,000	6/20/29	1.620%	5.000% quarterly	$410,378	$403,817	$6,561
Nabors Industries Inc., 5.750%, due 2/1/25	3,190,000	6/20/29	4.434%	1.000% quarterly	(437,759)	(518,099)	80,340
Total	$9,120,000				$221,077	$55,902	$165,175

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[5]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at July 31, 2024[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
General Motors Co., 4.200%, due 10/1/27	$3,110,000	6/20/26	0.327%	5.000% quarterly	$(264,044)	$(228,548)	$(35,496)
General Motors Co., 4.200%, due 10/1/27	2,820,000	6/20/29	1.195%	5.000% quarterly	(468,263)	(468,793)	530
Transocean Inc., 8.000%, due 2/1/27	3,190,000	6/20/29	3.445%	1.000% quarterly	325,131	369,689	(44,558)
Total	$9,120,000				$(407,176)	$(327,652)	$(79,524)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[6]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.42 Index	$5,608,000	6/20/29	5.000% quarterly	$381,376	$364,235	$17,141

See Notes to Financial Statements.
Western Asset Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
July 31, 2024
 Western Asset Income Fund
OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	$6,058,000	11/1/24	Daily SOFR Compound + 1.100% quarterly	JPEIFNTR quarterly^	$(32,748)	—	$(32,748)

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]	Variable rate security. Interest rate disclosed is as of the most recent information available.
[5]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii)
receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[6]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 32 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
See Notes to Financial Statements.

Western Asset Income Fund 2024 Annual Report

 Western Asset Income Fund
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
28-Day MXN TIIE - Banxico	11.245%
BRL-CDI	10.400%
Daily SOFR Compound	5.380%

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
EUR	—	Euro
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
TIIE	—	Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)

Summary of Investments by Country# (unaudited)
United States	67.2%
Cayman Islands	7.5
United Kingdom	2.5
Mexico	2.4
Canada	1.6
Brazil	1.2
Argentina	1.1
Supranational	1.0
Jersey	0.9
Italy	0.8
Netherlands	0.7
Zambia	0.7
France	0.6
Switzerland	0.6
Luxembourg	0.5
Bermuda	0.4
Ireland	0.4
Ivory Coast	0.4
Kenya	0.4
Israel	0.4
Macau	0.3
Germany	0.3
Turkey	0.3
Colombia	0.3
Morocco	0.3
United Arab Emirates	0.3
See Notes to Financial Statements.
Western Asset Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
July 31, 2024
 Western Asset Income Fund
Summary of Investments by Country# (unaudited) (cont’d)
Hong Kong	0.3%
Dominican Republic	0.2
Jordan	0.2
Kazakhstan	0.2
China	0.2
Singapore	0.2
Guatemala	0.2
Kuwait	0.2
Egypt	0.2
Tanzania	0.1
Peru	0.1
Angola	0.1
Nigeria	0.1
Puerto Rico	0.1
Ukraine	0.1
Sweden	0.1
Ghana	0.1
Bahamas	0.1
South Africa	0.1
El Salvador	0.1
Uruguay	0.1
Jamaica	0.1
Uzbekistan	0.1
Senegal	0.1
Ethiopia	0.1
Mozambique	0.0 ‡
Sri Lanka	0.0 ‡
Ecuador	0.0 ‡
Purchased Options	0.0 ‡
Short-Term Investments	3.4
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of July 31, 2024 and are subject to change.
‡	Represents less than 0.1%.
See Notes to Financial Statements.

Western Asset Income Fund 2024 Annual Report

Statement of Assets and Liabilities
July 31, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $1,154,683,479)	$1,116,190,764
Investments in affiliated securities, at value (Cost — $38,944,014)	38,944,014
Foreign currency, at value (Cost — $9,970,055)	9,683,068
Cash	1,210,904
Interest receivable	12,613,627
Receivable for securities sold	9,190,966
Deposits with brokers for centrally cleared swap contracts	8,117,207
Deposits with brokers for open futures contracts and exchange-traded options	4,630,844
Foreign currency collateral for open futures contracts and exchange-traded options, at value (Cost — $3,372,183)	3,333,792
Receivable for Fund shares sold	2,144,120
Deposits with brokers for OTC derivatives	1,560,000
Receivable from brokers — net variation margin on open futures contracts	859,658
Unrealized appreciation on forward foreign currency contracts	362,814
Receivable from brokers — net variation margin on centrally cleared swap contracts	188,813
Receivable for open OTC swap contracts	55,839
Dividends receivable from affiliated investments	51,941
OTC swaps, at value (premiums paid — $1,527)	5,060
Prepaid expenses	37,632
Total Assets	1,209,181,063
Liabilities:
Payable for securities purchased	26,699,517
Unrealized depreciation on forward foreign currency contracts	1,357,919
Distributions payable	1,046,665
OTC swaps, at value (premiums received — $2,913)	1,026,794
Payable for Fund shares repurchased	918,519
Investment management fee payable	493,989
Written options, at value (premiums received — $235,719)	138,966
Payable for open OTC swap contracts	99,598
Service and/or distribution fees payable	59,447
Trustees’ fees payable	6
Accrued expenses	230,831
Total Liabilities	32,072,251
Total Net Assets	$1,177,108,812
Net Assets:
Par value (Note 7)	$2,322
Paid-in capital in excess of par value	1,462,581,435
Total distributable earnings (loss)	(285,474,945)
Total Net Assets	$1,177,108,812
See Notes to Financial Statements.
Western Asset Income Fund 2024 Annual Report

Statement of Assets and Liabilities (cont’d)
July 31, 2024
Net Assets:
Class A	$264,818,289
Class C	$4,518,611
Class C1	$162,308
Class I	$572,291,549
Class IS	$335,318,055
Shares Outstanding:
Class A	52,474,926
Class C	895,662
Class C1	32,089
Class I	112,729,192
Class IS	66,074,531
Net Asset Value:
Class A (and redemption price)	$5.05
Class C*	$5.04
Class C1*	$5.06
Class I (and redemption price)	$5.08
Class IS (and redemption price)	$5.07
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$5.25

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

Western Asset Income Fund 2024 Annual Report

Statement of Operations
For the Year Ended July 31, 2024

Investment Income:
Interest from unaffiliated investments	$98,890,507
Dividends from affiliated investments	377,381
Dividends from unaffiliated investments	81,342
Interest from affiliated investments	22,581
Less: Foreign taxes withheld	(81,770)
Total Investment Income	99,290,041
Expenses:
Investment management fee (Note 2)	5,939,657
Transfer agent fees (Notes 2 and 5)	966,389
Service and/or distribution fees (Notes 2 and 5)	687,527
Fund accounting fees	128,589
Registration fees	101,936
Audit and tax fees	59,000
Legal fees	40,864
Shareholder reports	32,264
Trustees’ fees	28,648
Commitment fees (Note 9)	10,681
Insurance	8,779
Custody fees	1,472
Miscellaneous expenses	20,180
Total Expenses	8,025,986
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(6,148)
Net Expenses	8,019,838
Net Investment Income	91,270,203
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(33,564,755)†
Futures contracts	(35,140,491)
Written options	1,261,107
Swap contracts	2,683,130
Forward foreign currency contracts	1,830,690
Foreign currency transactions	(367,028)
Net Realized Loss	(63,297,347)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	50,202,793 ‡
Investments in affiliated securities	6,836
Futures contracts	20,933,435
Written options	(32,048)
Swap contracts	(2,933,218)
Forward foreign currency contracts	(1,762,351)
Foreign currencies	(296,845)
Change in Net Unrealized Appreciation (Depreciation)	66,118,602
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	2,821,255
Increase in Net Assets From Operations	$94,091,458

†	Net of foreign capital gains tax of $10,954.
‡	Net of change in accrued foreign capital gains tax of $(20,042).
See Notes to Financial Statements.
Western Asset Income Fund 2024 Annual Report

Statements of Changes in Net Assets

For the Years Ended July 31,	2024	2023
Operations:
Net investment income	$91,270,203	$76,113,017
Net realized loss	(63,297,347)	(98,560,100)
Change in net unrealized appreciation (depreciation)	66,118,602	47,402,419
Increase in Net Assets From Operations	94,091,458	24,955,336
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(91,062,409)	(76,303,313)
Return of capital	(1,054,376)	(2,438,751)
Decrease in Net Assets From Distributions to Shareholders	(92,116,785)	(78,742,064)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	174,779,383	191,909,563
Reinvestment of distributions	79,496,066	67,108,037
Cost of shares repurchased	(253,675,636)	(193,085,704)
Increase in Net Assets From Fund Share Transactions	599,813	65,931,896
Increase in Net Assets	2,574,486	12,145,168
Net Assets:
Beginning of year	1,174,534,326	1,162,389,158
End of year	$1,177,108,812	$1,174,534,326
See Notes to Financial Statements.

Western Asset Income Fund 2024 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended July 31:
Class A Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$5.04	$5.28	$6.12	$5.89	$6.19
Income (loss) from operations:
Net investment income	0.37	0.33	0.24	0.23	0.29
Net realized and unrealized gain (loss)	0.01	(0.22)	(0.83)	0.25	(0.28)
Total income (loss) from operations	0.38	0.11	(0.59)	0.48	0.01
Less distributions from:
Net investment income	(0.37)	(0.34)	(0.25)	(0.25)	(0.19)
Return of capital	(0.00)[2]	(0.01)	(0.00)[2]	—	(0.12)
Total distributions	(0.37)	(0.35)	(0.25)	(0.25)	(0.31)
Net asset value, end of year	$5.05	$5.04	$5.28	$6.12	$5.89
Total return[3]	8.19%	2.02%	(9.79)%	8.23%	0.28%[4]
Net assets, end of year (millions)	$265	$254	$271	$326	$297
Ratios to average net assets:
Gross expenses	0.92%	0.93%	0.92%	0.94%	0.97%
Net expenses[5,6]	0.92	0.93	0.92	0.93	0.97
Net investment income	7.44	6.60	4.12	3.82	4.96
Portfolio turnover rate	66%	40%	49%	71%	59%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 0.11% for the year ended July 31, 2020.
[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Income Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended July 31:
Class C Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$5.03	$5.27	$6.12	$5.88	$6.19
Income (loss) from operations:
Net investment income	0.33	0.30	0.19	0.19	0.25
Net realized and unrealized gain (loss)	0.02	(0.23)	(0.83)	0.25	(0.29)
Total income (loss) from operations	0.35	0.07	(0.64)	0.44	(0.04)
Less distributions from:
Net investment income	(0.34)	(0.30)	(0.21)	(0.20)	(0.17)
Return of capital	(0.00)[2]	(0.01)	(0.00)[2]	—	(0.10)
Total distributions	(0.34)	(0.31)	(0.21)	(0.20)	(0.27)
Net asset value, end of year	$5.04	$5.03	$5.27	$6.12	$5.88
Total return[3]	7.20%	1.49%	(10.63)%	7.65%	(0.62)%[4]
Net assets, end of year (000s)	$4,519	$4,028	$4,455	$6,079	$5,975
Ratios to average net assets:
Gross expenses	1.66%	1.65%	1.67%	1.65%	1.70%
Net expenses[5,6]	1.66	1.65	1.67	1.65	1.70
Net investment income	6.70	5.87	3.36	3.10	4.24
Portfolio turnover rate	66%	40%	49%	71%	59%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended July 31, 2020.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C shares did not exceed 1.80%. This expense limitation arrangement cannot be terminated prior to
December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Income Fund 2024 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31:
Class C1 Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$5.05	$5.29	$6.13	$5.89	$6.20
Income (loss) from operations:
Net investment income	0.35	0.31	0.21	0.21	0.28
Net realized and unrealized gain (loss)	0.01	(0.22)	(0.82)	0.25	(0.30)
Total income (loss) from operations	0.36	0.09	(0.61)	0.46	(0.02)
Less distributions from:
Net investment income	(0.35)	(0.32)	(0.23)	(0.22)	(0.18)
Return of capital	(0.00)[2]	(0.01)	(0.00)[2]	—	(0.11)
Total distributions	(0.35)	(0.33)	(0.23)	(0.22)	(0.29)
Net asset value, end of year	$5.06	$5.05	$5.29	$6.13	$5.89
Total return[3]	7.71%	1.63%	(10.16)%	7.92%	(0.23)%[4]
Net assets, end of year (000s)	$162	$224	$455	$910	$1,361
Ratios to average net assets:
Gross expenses	1.37%	1.34%	1.37%	1.39%	1.34%
Net expenses[5,6]	1.37	1.34	1.37	1.39	1.34
Net investment income	6.97	6.08	3.64	3.40	4.64
Portfolio turnover rate	66%	40%	49%	71%	59%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended July 31, 2020.
[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Income Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended July 31:
Class I Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$5.07	$5.31	$6.16	$5.92	$6.23
Income (loss) from operations:
Net investment income	0.39	0.35	0.26	0.24	0.31
Net realized and unrealized gain (loss)	0.01	(0.23)	(0.84)	0.27	(0.29)
Total income (loss) from operations	0.40	0.12	(0.58)	0.51	0.02
Less distributions from:
Net investment income	(0.39)	(0.35)	(0.27)	(0.27)	(0.20)
Return of capital	(0.00)[2]	(0.01)	(0.00)[2]	—	(0.13)
Total distributions	(0.39)	(0.36)	(0.27)	(0.27)	(0.33)
Net asset value, end of year	$5.08	$5.07	$5.31	$6.16	$5.92
Total return[3]	8.50%	2.36%	(9.62)%	8.70%	0.43%[4]
Net assets, end of year (millions)	$572	$591	$558	$795	$123
Ratios to average net assets:
Gross expenses	0.64%	0.63%	0.65%	0.62%	0.69%
Net expenses[5,6]	0.64	0.63	0.65	0.62	0.68
Net investment income	7.72	6.91	4.37	3.89	5.22
Portfolio turnover rate	66%	40%	49%	71%	59%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 0.26% for the year ended July 31, 2020.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.70%. This expense limitation arrangement cannot be terminated prior to
December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Income Fund 2024 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31:
Class IS Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$5.06	$5.31	$6.16	$5.92	$6.23
Income (loss) from operations:
Net investment income	0.39	0.36	0.26	0.25	0.31
Net realized and unrealized gain (loss)	0.02	(0.24)	(0.83)	0.26	(0.28)
Total income (loss) from operations	0.41	0.12	(0.57)	0.51	0.03
Less distributions from:
Net investment income	(0.40)	(0.36)	(0.28)	(0.27)	(0.21)
Return of capital	(0.00)[2]	(0.01)	(0.00)[2]	—	(0.13)
Total distributions	(0.40)	(0.37)	(0.28)	(0.27)	(0.34)
Net asset value, end of year	$5.07	$5.06	$5.31	$6.16	$5.92
Total return[3]	8.39%	2.45%	(9.52)%	8.80%	0.53%[4]
Net assets, end of year (millions)	$335	$325	$328	$236	$104
Ratios to average net assets:
Gross expenses	0.54%	0.54%	0.54%	0.55%	0.59%
Net expenses[5,6]	0.54	0.54	0.54	0.55	0.58
Net investment income	7.82	6.99	4.58	4.12	5.25
Portfolio turnover rate	66%	40%	49%	71%	59%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended July 31, 2020.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class IS shares did not exceed 0.60%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.
In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Income Fund 2024 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee

Western Asset Income Fund 2024 Annual Report

(the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
 Level 1 — unadjusted quoted prices in active markets for identical investments
•
 Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
 Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Western Asset Income Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$68,549,366	$161,400	$68,710,766
Other Corporate Bonds & Notes	—	393,163,492	—	393,163,492
Senior Loans:
Consumer Discretionary	—	36,956,661	5,746,126	42,702,787
Energy	—	—	719,100	719,100
Financials	—	43,698,943	8,685,817	52,384,760
Health Care	—	25,781,307	2,131,558	27,912,865
Industrials	—	29,049,922	5,254,201	34,304,123
Information Technology	—	41,838,885	4,895,912	46,734,797
Materials	—	—	1,356,464	1,356,464
Sovereign Bonds	—	—	1,522,675	1,522,675
Other Senior Loans	—	20,655,691	—	20,655,691
Collateralized Mortgage Obligations	—	212,764,673	—	212,764,673
Asset-Backed Securities	—	129,844,309	—	129,844,309
Sovereign Bonds	—	76,354,454	—	76,354,454
Convertible Bonds & Notes	—	5,293,285	—	5,293,285
Non-U.S. Treasury Inflation Protected Securities	—	857,302	—	857,302
Purchased Options:
Exchange-Traded Purchased Options	$301,413	—	—	301,413
OTC Purchased Options	—	225,936	—	225,936
Common Stocks	—	—	193,546	193,546
Mortgage-Backed Securities	—	163,577	—	163,577
Warrants	—	24,749	—	24,749
Total Long-Term Investments	301,413	1,085,222,552	30,666,799	1,116,190,764
Short-Term Investments†	38,944,014	—	—	38,944,014
Total Investments	$39,245,427	$1,085,222,552	$30,666,799	$1,155,134,778

Western Asset Income Fund 2024 Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$7,379,945	—	—	$7,379,945
Forward Foreign Currency Contracts††	—	$362,814	—	362,814
OTC Credit Default Swaps on Corporate Issues — Sell Protection‡	—	5,060	—	5,060
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	165,175	—	165,175
Centrally Cleared Credit Default Swaps on Corporate Issues — Buy Protection††	—	530	—	530
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	17,141	—	17,141
Total Other Financial Instruments	$7,379,945	$550,720	—	$7,930,665
Total	$46,625,372	$1,085,773,272	$30,666,799	$1,163,065,443
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$62,263	—	—	$62,263
OTC Written Options	—	$76,703	—	76,703
Futures Contracts††	781,385	—	—	781,385
Forward Foreign Currency Contracts††	—	1,357,919	—	1,357,919
OTC Interest Rate Swaps	—	987,572	—	987,572
Centrally Cleared Interest Rate Swaps††	—	1,404,846	—	1,404,846
OTC Credit Default Swaps on Corporate Issues — Buy Protection‡	—	6,474	—	6,474
Centrally Cleared Credit Default Swaps on Corporate Issues — Buy Protection††	—	80,054	—	80,054
OTC Total Return Swaps	—	32,748	—	32,748
Total	$843,648	$3,946,316	—	$4,789,964
Western Asset Income Fund 2024 Annual Report

Notes to Financial Statements (cont’d)

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
‡	Value includes any premium paid or received with respect to swap contracts.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2023	Accrued premiums/ discounts	Realized gain (loss)[1]	Change in unrealized appreciation (depreciation)[2]	Purchases
Corporate Bonds & Notes:
Financials	—	—	—	$161,400	$0 *
Senior Loans:
Consumer Discretionary	$7,227,053	$14,405	$11,432	183,775	3,017,200
Energy	—	4	4,548	6,298	1,227,600
Financials	8,520,813	17,258	(440,121)	584,495	2,565,896
Health Care	2,880,755	11,833	40,529	(33,984)	—
Industrials	5,256,931	7,075	34,093	(135,861)	3,627,518
Information Technology	5,415,762	13,259	(9,698)	69,686	4,857,560
Materials	1,197,646	—	—	158,818	—
Sovereign Bonds	—	—	—	(17,325)	1,540,000
Common Stocks:
Materials	289,163	—	—	(95,617)	—
Convertible Preferred Stocks:
Energy	10,052,339	—	949,378	97,271	—
Total	$40,840,462	$63,834	$590,161	$978,956	$16,835,774

Investments in Securities (cont’d)	Sales	Transfers into Level 3[3]	Transfers out of Level 3[4]	Balance as of July 31, 2024	Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2024[2]
Corporate Bonds & Notes:
Financials	—	—	—	$161,400	$161,400
Senior Loans:
Consumer Discretionary	$(943,050)	—	$(3,764,689)	5,746,126	214,640
Energy	(519,350)	—	—	719,100	6,298

Western Asset Income Fund 2024 Annual Report

Investments in Securities (cont’d)	Sales	Transfers into Level 3[3]	Transfers out of Level 3[4]	Balance as of July 31, 2024	Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2024[2]
Financials	$(4,803,308)	$2,240,784	—	$8,685,817	$87,851
Health Care	(2,899,133)	2,131,558	—	2,131,558	—
Industrials	(3,535,555)	—	—	5,254,201	(133,471)
Information Technology	(3,626,258)	—	$(1,824,399)	4,895,912	37,883
Materials	—	—	—	1,356,464	158,819
Sovereign Bonds	—	—	—	1,522,675	(17,325)
Common Stocks:
Materials	—	—	—	193,546	(95,617)
Convertible Preferred Stocks:
Energy	(11,098,988)	—	—	—	—
Total	$(27,425,642)	$4,372,342	$(5,589,088)	$30,666,799	$420,478

*	Amount represents less than $1.
[1]	This amount is included in net realized gain (loss) from investment transactions in unaffiliated securities in the accompanying Statement of Operations.
[2]
This amount is included in the change in net unrealized appreciation (depreciation) from investments in unaffiliated securities in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]
Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs in the valuation obtained from independent third party pricing services or broker/dealer quotations.

[4]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to
Western Asset Income Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities, to facilitate settlement of a foreign currency denominated portfolio transaction, or to attempt to enhance the Fund’s return or yield. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with

Western Asset Income Fund 2024 Annual Report

delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(f) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes, including to increase the Fund’s return. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as
Western Asset Income Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of July 31, 2024, the total notional value of all credit default swaps to sell protection was EUR 1,790,000 and $14,728,000. These amounts would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the year ended July 31, 2024, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For

Western Asset Income Fund 2024 Annual Report

CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Total return swaps
The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.
Western Asset Income Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
(g) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.
When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.
When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.
Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.
(h) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(i) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At July 31, 2024, the Fund had sufficient cash and/or securities to cover these commitments.
(j) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped

Western Asset Income Fund 2024 Annual Report

Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(k) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(l) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
(m) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the
Western Asset Income Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(n) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(o) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(p) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of

Western Asset Income Fund 2024 Annual Report

default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of July 31, 2024, the Fund held OTC written options, forward foreign currency contracts, OTC interest rate swaps, OTC credit default swaps and OTC total return swaps with credit
Western Asset Income Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
related contingent features which had a liability position of $2,461,416. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of July 31, 2024, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $1,560,000 which could be used to reduce the required payment.
(q) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(r) Distributions to shareholders. Distributions from net investment income of the Fund are recorded each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(s) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(t) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(u) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise

Western Asset Income Fund 2024 Annual Report

tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
(v) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$(533,254)	$533,254
(a)
Reclassifications are due to book/tax differences in the treatment of various items.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC prior to November 30, 2023) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”), Western Asset Management Company Ltd in Japan (“Western Asset Japan”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadvisers the day-to-day portfolio management of the Fund. Western Asset Singapore, Western Asset Japan and Western Asset London provide certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency investments. For its services, FTFA pays Western Asset monthly 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Singapore, Western Asset Japan and Western Asset London a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C, Class I
Western Asset Income Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
and Class IS shares did not exceed 1.80%, 0.70% and 0.60%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the year ended July 31, 2024, fees waived and/or expenses reimbursed amounted to $6,148, all of which was an affiliated money market fund waiver.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at July 31, 2024, the Fund had no remaining fee waivers and/or expense reimbursements subject to recapture by FTFA. For the year ended July 31, 2024, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended July 31, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $13,445 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. Class C shares and Class C1 shares have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

Western Asset Income Fund 2024 Annual Report

For the year ended July 31, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$14,752	—
CDSCs	10,936	$127
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended July 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$751,044,977	$6,934,157
Sales	755,069,214	40,019,606
At July 31, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$1,197,761,242	$22,808,712	$(65,435,176)	$(42,626,464)
Written options	(235,719)	96,753	—	96,753
Futures contracts	—	7,379,945	(781,385)	6,598,560
Forward foreign currency contracts	—	362,814	(1,357,919)	(995,105)
Swap contracts	164,729	186,379	(2,508,781)	(2,322,402)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at July 31, 2024.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Purchased options[2]	—	$130,849	$95,087	$301,413	$527,349
Futures contracts[3]	$7,379,945	—	—	—	7,379,945
Forward foreign currency contracts	—	362,814	—	—	362,814
OTC swap contracts[4]	—	—	5,060	—	5,060
Centrally cleared swap contracts[5]	—	—	182,846	—	182,846
Total	$7,379,945	$493,663	$282,993	$301,413	$8,458,014
Western Asset Income Fund 2024 Annual Report

Notes to Financial Statements (cont’d)

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Market Risk	Total
Written options	—	—	$76,703	$62,263	—	$138,966
Futures contracts[3]	$781,385	—	—	—	—	781,385
Forward foreign currency contracts	—	$1,357,919	—	—	—	1,357,919
OTC swap contracts[4]	987,572	—	6,474	—	$32,748	1,026,794
Centrally cleared swap contracts[5]	1,404,846	—	80,054	—	—	1,484,900
Total	$3,173,803	$1,357,919	$163,231	$62,263	$32,748	$4,789,964

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.
[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.
[5]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended July 31, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Market Risk	Total
Purchased options[1]	$56,010	$(1,133,758)	$(166,776)	$(1,701,649)	—	$(2,946,173)
Futures contracts	(35,140,491)	—	—	—	—	(35,140,491)
Written options	125,646	273,602	58,650	803,209	—	1,261,107
Swap contracts	2,057,940	—	668,949	—	$(43,759)	2,683,130
Forward foreign currency contracts	—	1,830,690	—	—	—	1,830,690
Total	$(32,900,895)	$970,534	$560,823	$(898,440)	$(43,759)	$(32,311,737)

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

Western Asset Income Fund 2024 Annual Report

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Market Risk	Total
Purchased options[1]	$1,050	$141,977	$(235,367)	$675,569	—	$583,229
Futures contracts	20,933,435	—	—	—	—	20,933,435
Written options	—	—	256,597	(288,645)	—	(32,048)
Swap contracts	(2,703,424)	—	(197,046)	—	$(32,748)	(2,933,218)
Forward foreign currency contracts	—	(1,762,351)	—	—	—	(1,762,351)
Total	$18,231,061	$(1,620,374)	$(175,816)	$386,924	$(32,748)	$16,789,047

[1]
The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net
Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of
Operations.

During the year ended July 31, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$735,336
Written options	252,338
Futures contracts (to buy)	759,730,954
Futures contracts (to sell)	81,203,903
Forward foreign currency contracts (to buy)	77,579,578
Forward foreign currency contracts (to sell)	101,220,831
Average Notional Balance
Interest rate swap contracts	$53,436,430
Credit default swap contracts (buy protection)	8,999,926
Credit default swap contracts (sell protection)	14,887,215
Total return swap contracts	1,853,154
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of July 31, 2024.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Bank of America N.A.	$131,640	$(165,218)	$(33,578)	$150,000	$116,422
BNP Paribas SA	52,824	—	52,824	—	52,824
Citibank N.A.	87,251	(322,074)	(234,823)	—	(234,823)
Goldman Sachs Group Inc.	219,222	(994,906)	(775,684)	460,000	(315,684)
Western Asset Income Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
Counterparty (cont’d)	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
JPMorgan Chase & Co.	$97,813	$(972,744)	$(874,931)	$940,000	$65,069
Morgan Stanley & Co. Inc.	5,060	(6,474)	(1,414)	6,474	5,060
Total	$593,810	$(2,461,416)	$(1,867,606)	$1,556,474	$(311,132)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.
[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class C1 shares calculated at the annual rate of 0.25%, 1.00% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended July 31, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$644,678	$346,431
Class C	41,594	5,084
Class C1	1,255	247
Class I	—	614,323
Class IS	—	304
Total	$687,527	$966,389
For the year ended July 31, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$1,339
Class C	22
Class C1	1
Class I	3,074
Class IS	1,712
Total	$6,148

Western Asset Income Fund 2024 Annual Report

6. Distributions to shareholders by class

	Year Ended July 31, 2024	Year Ended July 31, 2023
Net Investment Income:
Class A	$19,150,692	$16,988,869
Class C	278,579	236,293
Class C1	12,480	20,312
Class I	45,989,317	37,471,102
Class IS	25,631,341	21,586,737
Total	$91,062,409	$76,303,313
Return of Capital:
Class A	$221,738	$542,986
Class C	3,226	7,552
Class C1	145	649
Class I	532,492	1,197,624
Class IS	296,775	689,940
Total	$1,054,376	$2,438,751
7. Shares of beneficial interest
At July 31, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Year Ended July 31, 2024		Year Ended July 31, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	7,953,022	$39,697,852	4,226,744	$21,422,962
Shares issued on reinvestment	3,821,723	19,062,572	3,425,017	17,286,656
Shares repurchased	(9,777,973)	(48,699,602)	(8,550,220)	(43,346,894)
Net increase (decrease)	1,996,772	$10,060,822	(898,459)	$(4,637,276)
Class C
Shares sold	295,262	$1,478,070	168,971	$858,760
Shares issued on reinvestment	56,423	281,292	48,289	243,430
Shares repurchased	(256,476)	(1,280,912)	(261,378)	(1,327,041)
Net increase (decrease)	95,209	$478,450	(44,118)	$(224,851)
Western Asset Income Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
	Year Ended July 31, 2024		Year Ended July 31, 2023
	Shares	Amount	Shares	Amount
Class C1
Shares sold	4,345	$21,712	4,369	$22,176
Shares issued on reinvestment	2,529	12,625	4,143	20,961
Shares repurchased	(19,107)	(94,859)	(50,116)	(255,711)
Net decrease	(12,233)	$(60,522)	(41,604)	$(212,574)
Class I
Shares sold	17,959,107	$90,304,861	22,686,779	$115,505,266
Shares issued on reinvestment	8,821,881	44,256,701	7,230,404	36,707,941
Shares repurchased	(30,816,629)	(154,377,868)	(18,225,630)	(92,651,001)
Net increase (decrease)	(4,035,641)	$(19,816,306)	11,691,553	$59,562,206
Class IS
Shares sold	8,540,070	$43,276,888	10,576,563	$54,100,399
Shares issued on reinvestment	3,166,155	15,882,876	2,532,217	12,849,049
Shares repurchased	(9,732,913)	(49,222,395)	(10,839,767)	(55,505,057)
Net increase	1,973,312	$9,937,369	2,269,013	$11,444,391
8. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset Management Company, LLC. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources. The following companies were considered affiliated companies for all or some portion of the year ended July 31, 2024. The following transactions were effected in such companies for the year ended July 31, 2024.

	Affiliate Value at July 31, 2023	Purchased		Sold
		Cost	Shares/ Face Amount	Proceeds	Shares/ Face Amount
Benefit Street Partners CLO Ltd., 2014-IVA CRRR	$383,164	—	—	$390,000	390,000
Western Asset Premier Institutional Government Reserves, Premium Shares	6,593,603	$351,842,706	351,842,706	319,492,295	319,492,295
	$6,976,767	$351,842,706		$319,882,295

Western Asset Income Fund 2024 Annual Report

(cont’d)	Realized Gain (Loss)	Interest/ Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2024
Benefit Street Partners CLO Ltd., 2014-IVA CRRR	—	$22,581	$6,836	—
Western Asset Premier Institutional Government Reserves, Premium Shares	—	377,381	—	$38,944,014
	—	$399,962	$6,836	$38,944,014
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended July 31, 2024.
10. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended July 31, was as follows:

	2024	2023
Distributions paid from:
Ordinary income	$91,062,409	$76,303,313
Tax return of capital	1,054,376	2,438,751
Total distributions paid	$92,116,785	$78,742,064
As of July 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Deferred capital losses*	$(239,131,061)
Other book/tax temporary differences(a)	(6,599,057)
Unrealized appreciation (depreciation)(b)	(39,744,827)
Total distributable earnings (loss) — net	$(285,474,945)
Western Asset Income Fund 2024 Annual Report

Notes to Financial Statements (cont’d)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)
Other book/tax temporary differences are attributable to the realization for tax purposes of unrealized gains
(losses) on certain futures, options and foreign currency contracts, the difference between cash and accrual basis distributions paid and book/tax differences in the timing of the deductibility of various expenses.

(b)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium on fixed income securities and the difference between the book and tax cost basis of investments in limited partnerships.

11. Recent accounting pronouncement
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020, through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Western Asset Income Fund 2024 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Income Trust and Shareholders of Western Asset Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Income Fund (one of the funds constituting Legg Mason Partners Income Trust, referred to hereafter as the “Fund”) as of July 31, 2024, the related statement of operations for the year ended July 31, 2024, the statement of changes in net assets for each of the two years in the period ended July 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2024 and the financial highlights for each of the five years in the period ended July 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian, agent banks and brokers; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
September 19, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
Western Asset Income Fund 2024 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended July 31, 2024:

	Pursuant to:	Amount Reported
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$81,342
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$81,342
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$41,281,708
Section 163(j) Interest Earned	§163(j)	$74,577,587
Interest Earned from Federal Obligations	Note (1)	$406,173
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.

Western Asset Income Fund

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.
Western Asset Income Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC) with respect to the Fund and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, (ii) a subadvisory agreement between FTFA and Western Asset Management Company Limited (“WAML”) with respect to the Fund, (iii) a subadvisory agreement between FTFA and Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) with respect to the Fund, and (iv) a subadvisory agreement between FTFA and Western Asset Management Company Ltd in Japan with respect to the Fund (“Western Japan,” and together with Western Singapore, and WAML, the “Non-U.S. Subadvisers,” and together with Western Asset, the “Subadvisers,” and together with FTFA, the “Advisers”) with respect to the Fund at a meeting held on April 30, 2024. At an in-person meeting held on May 16, 2024, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
The Trustees noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadvisers, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadvisers. Therefore, in connection with their deliberations noted below, the Trustees primarily focused on the information provided by Western Asset when considering the approval of the Agreements between FTFA and the Non-U.S. Subadvisers.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe.

Western Asset Income Fund

It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.
As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2023. The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as retail and institutional multi-sector income funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended December 31, 2023 was
Western Asset Income Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
above the median. The Board noted that the Fund’s performance exceeded the performance of its benchmark index for the 1-, 3-, 5- and 10-year periods ended December 31, 2023.
The Trustees also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadvisers. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to any of the Subadvisers because FTFA pays the Subadvisers for services provided to the Fund out of the management fee FTFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional multi-sector income funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was below the median and its Actual Management Fee was at the median. The Board noted that the Fund’s actual total expense ratio was slightly above the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2025.
The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee was below the median and its Actual Management Fee was at the median of the peer group. The Board also noted the size of the Fund.
In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The

Western Asset Income Fund

foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.
Western Asset Income Fund

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Western Asset
Income Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chairman
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC*
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Western Asset Management Company Pte. Ltd.
Western Asset Management Company Ltd
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
*
Formerly known as Legg Mason Partners Fund Advisor, LLC.
Western Asset Income Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset Income Fund
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•
Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•
Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•
Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•
Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•
Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or
NOT PART OF THE ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE ANNUAL REPORT

90040-AFSOI 9/24
© 2024 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 20, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	September 20, 2024